    As filed with the Securities and Exchange Commission on December 18, 2001

                            REGISTRATION NO. 33-47703

                                    811-6654

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                         PRE-EFFECTIVE AMENDMENT NO. [ ]

                       POST-EFFECTIVE AMENDMENT NO. 19 [X]


                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                AMENDMENT NO. 22


                        (CHECK APPROPRIATE BOX OR BOXES)

                            BNY HAMILTON FUNDS, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 3435 Stelzer Road                                   43219-3035
                  Columbus, Ohio                                     (Zip Code)
     (Address of Principal Executive Offices)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (614) 470-8000

                                                              Copy to:
                  Nimish Bhatt                          John Baumgardner, Jr.
                3435 Stelzer Road                        Sullivan & Cromwell
            Columbus, Ohio 43219-3035                     125 Broad Street
     (Name and Address of Agent for Service)          New York, New York 10004

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement. It is proposed that this filing will become effective (check appropriate box):

         / /immediately upon filing pursuant to paragraph (b)

        /X / on December 19, 2001 pursuant to paragraph (b)
        / / 60 days after filing pursuant to paragraph (a)(1)
        / / on (date) pursuant to paragraph (a)(1)

        / / 75 days after filing pursuant to paragraph (a)(2)
        / / on (date) pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                       BNY

                                -----------------

                                    HAMILTON

                                   Prospectus

                               December 19, 2001

New York Tax-Free Money Market Fund

Hamilton Premier Shares

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.

                                       BNY
                                    HAMILTON
                                      FUNDS

                          Invest With A Trusted Leader

ABOUT THE FUND

3   BNY Hamilton New York Tax-Free Money Market Fund

SERVICES PROVIDED

7   Services Provided

ACCOUNT POLICIES

9   Daily NAV Calculation

9   Distributions and Tax Considerations

11  Purchasing and Redeeming Shares

12  Investment Advisor

For More Information

Back Cover

BNY HAMILTON NEW YORK TAX-FREE MONEY MARKET FUND


CUSIP Number:
Hamilton Premier Shares  05561M622
                         ---------

Investment Objective

The investment objective of the BNY Hamilton New York Tax-Free Money Market Fund (the "Fund") is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital.

Portfolio Management Strategy

The Fund seeks to achieve this investment objective by investing the assets of the Fund primarily in a portfolio of short-term, high quality, tax-exempt money market instruments. The Fund seeks to maintain a stable $1 share price and invests exclusively in high quality, short-term debt securities and other instruments eligible for investment by money market funds. The maximum allowable maturity for any individual holding is 397 days, and the Fund maintains an average dollar-weighted maturity of 90 days or less.

The Fund invests primarily in high-quality commercial paper, municipal bonds, and municipal notes, including tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes, that are exempt from federal, New York State, and New York City personal income tax.

Consistent with its investment objective, the Fund:

 .    will invest at least 80% of its assets in tax-exempt obligations and at least 80% of the Fund's assets in New York municipal obligations (however, market conditions may from time to time limit the availability of these obligations).

 .    may invest up to 20% of the Fund's total assets in obligations the interest income on which is subject to federal, New York State, and/or New York City personal income tax or the federal alternative minimum tax, but only if such securities are of comparable quality and credit risk with the municipal obligations described above.

 .    may acquire stand-by commitments from banks with respect to municipal obligations purchased on behalf of the Fund. The Fund intends to acquire the stand-by commitments to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

3    BNY Hamilton New York Tax-Free Money Market Fund

Main Investment Risks

The value of money market securities is most affected by short-term interest rates. An extreme rise in short term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price.

The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers. Any of the money market securities held by the Fund could be downgraded in credit rating below minimum standards or go into default.

There can be no assurance that the investment objective of the Fund will be achieved. In addition, the Fund's investment policies, as well as the relatively short maturity of obligations purchased by the Fund, may result in frequent changes in the Fund's portfolio, which may give rise to taxable gains and reduce investment returns.

Because the Fund will concentrate its investments in New York and may concentrate a significant portion of its assets in the securities of a single issuer or sector, investment in the Fund may pose investment risks greater than those posed by a more broadly diversified portfolio. Consequently, unlike a more diversified portfolio, the value of the Fund's assets could lose significant value due to the poor performance of a single issuer or sector.

The Fund may also be subject to credit risks. Historically, New York State and other issuers of New York municipal obligations have experienced periods of financial difficulty. Because a significant share of New York State's economy depends on financial and business services, any change in market conditions or other event that adversely affects these industries could affect the ability of New York and its localities to meet their financial obligations. The financial stability of New York State is closely related to the financial stability of its localities, particularly New York City, which has required and continues to require significant financial assistance from New York State. To the extent that New York City and other New York localities require the State's assistance, the ability of the State to meet its own obligations as they come due or to obtain additional financing could be adversely affected. If this occurs, you could lose money on your investment.

The terrorist attack on the World Trade Center on September 11, 2001 has disrupted a number of businesses, caused extensive property damage, and is likely to reduce travel, tourism and leisure spending and have other adverse impacts on New York City and the State of New York. Additionally, many businesses located in and around the World Trade Center may relocate to other cities and other states. Therefore, New York City and the State of New York are likely to suffer a decrease in revenue and an increase in expenditures related to the attack.

The purchase of participation interests may involve the risk that the Fund will not be deemed to be the owner of the underlying Municipal Obligation for purposes of the ability to claim tax exemption of interest paid thereon.

4 BNY Hamilton New York Tax-Free Money Market Fund

The Fund may invest to a limited degree in stand-by commitments. Stand-by commitments are also subject to certain risks, which include the ability of the issuer to pay when the commitment is exercised, the fact that the commitment is not marketable, and the fact that the maturity of the underlying obligation generally differs from that of the commitment.

While the interest on bonds issued to finance essential state and local government operations is generally exempt from federal income tax, dividends attributable to interest on certain municipal bonds may be treated as a tax preference item for purposes of the alternative minimum tax. Such dividends may result in (or may increase) shareholder liability for the alternative minimum tax.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Shares of the Fund are not deposits of, or guaranteed or endorsed by, The Bank of New York ("Advisor") or any other bank. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Past Performance

Because the Fund has no investment track record, it has no performance information to compare against other mutual funds or a broad based measure of securities performance, such as an index.

Fees And Expenses

The table below outlines the estimated fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since the Fund is "no-load", you pay no shareholders fees or other out of pocket expenses.

Fee table (% of average net assets)      Hamilton Premier Shares
--------------------------------------------------------------------
Shareholder Fees                                        None
Annual Operating Expenses
--------------------------------------------------------------------
Management fee                                          0.10
Servicing fee                                           0.25
Other expenses                                          0.20
                                                        ----

Total annual operating expenses *                       0.55
                                -                       ----
--------------------------------------------------------------------


*The Advisor has voluntarily agreed to reduce operating expenses of the Fund by 0.05%, resulting in net operating expenses of 0.50% based on average daily net assets. Management reserves the right to implement or discontinue expense limitations at any time.

5 BNY Hamilton New York Tax-Free Money Market Fund

The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

Expenses on a $10,000 investment* ($)

                                   1 Year            3 Years
--------------------------------------------------------------------------------
Hamilton Premier Shares               $55               $176
                                      ---               ----
* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns, no change in operating expenses and redemption of all shares at the end of the period indicated.


6   BNY Hamilton New York Tax-Free Money Market Fund

SERVICES PROVIDED

Shareholder Servicing Plan

The Fund has entered into servicing agreements with certain institutions (shareholder organizations) that invest in Hamilton Premier Shares of the Fund for their customers. Under these agreements, the institutions provide support services to their customers, and the Fund, in turn, pays the institutions 0.25% (annualized) of the average daily NAV of their customers' Hamilton Premier Shares.

Services that the shareholder organizations are responsible for providing to their customers include the following:

 .    aggregating and processing customer purchase and redemption orders, then placing net purchase and redemption orders with the distributor,

 .    providing automatic reinvestment of customers' cash balances in other investment accounts in Hamilton Premier Shares, if requested,

 .    processing customers' dividend payments,

 .    providing periodic statements to their customers,

 .    arranging for bank wires,

 .    providing adequate customer support facilities,

 .    performing all necessary sub-accounting, and

 .    forwarding shareholder communications from the Fund.

Some shareholder organizations may charge their customers additional fees for their services connected with investments in the Fund. If so, they are required to disclose them. Their customers should read this prospectus along with the terms governing their accounts.

Fee waivers. The Fund's service providers normally pay all expenses in connection with the performance of their services, while the Fund pays its own operating expenses. During the course of the Fund's fiscal year, the administrator and/or Advisor may voluntarily reduce their fees or pay certain fund expenses. This will have the effect of increasing investors' yields. But the Advisor and/or administrator may still be reimbursed by the Fund before the end of the fiscal year. If so, investors' yields will then decrease correspondingly.

Wire Order Processing

Wire order processing services for direct investors will be provided by the transfer agent. Shareholder organizations will provide similar services for their customers.

7   Services Provided

Monthly Statements

Shareholders receive monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Shareholders will also receive confirmations of each purchase, exchange or redemption.

Sweep Facility For Automatic Reinvestment

Accounts are automatically "swept" each day, and amounts above a pre-arranged minimum balance are invested in Hamilton Premier Shares of the Fund. Further information on the sweep facility is available from the Advisor or from your shareholder organization.

8   Services Provided

ACCOUNT POLICIES

Daily NAV Calculation

Normally, the Fund calculates its net asset value per share (NAV) at 4:30 p.m. Eastern time, each business day (Monday through Friday), although the Fund may not be required to do so on a day when there are no purchase or redemption orders received. A business day is a day on which the New York Stock Exchange, the Federal Reserve Bank or the principal bond markets (as recommended by the Bond Market Association) are open. The Fund uses the amortized cost method to value its securities. When market prices are not available, the Fund will use fair value prices as determined by the Board of Directors. Dividends and expenses accrue daily.

Purchase and redemption orders received before the regular close of the New York Stock Exchange, the Federal Reserve Bank or the bond markets will be executed at the NAV calculated at that day's close.

Distributions And Tax Considerations

Net investment income for Hamilton Premier Shares of the Fund will be determined immediately before calculation of NAV each business day. Hamilton Premier Shares will begin earning dividends on the first business day their purchase is effective.

Net investment income for Hamilton Premier Shares of the Fund will be declared as dividends daily and paid monthly within five business days after the end of the month. Dividends and distributions will be payable to shareholders of record at the time of declaration. The Fund automatically pays distributions in the form of additional fund shares. Notify the transfer agent in writing to:

 .    choose to receive distributions in cash

 .    change the way you currently receive distributions

The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. Because everyone's tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

 .    Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions of net capital gains, whether received in cash or reinvested in Fund shares, will generally be taxable to shareholders at a rate that is dependent on the Fund's holding period for the assets sold.

 .    Dividends on the Fund are paid monthly. Capital gains for the Fund are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

9    Account Policies

 .    Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

 .    Distributions of tax-exempt interest earned by the Fund are expected to be exempt from regular federal, New York State, and New York City personal income tax.

 .    If a dividend is taxable, it will be taxed in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If the Fund declares a dividend in October, November, or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

 .    There may be tax consequence to you if you dispose of your shares, for example, through redemption, sale or exchange. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

 .    You will be notified by February 1/st/ of each year about the federal tax status of distributions made by the Fund. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including holding taxes.

 .    As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 30.5% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

 .    Foreign shareholders may be subject to special withholding requirements.

 .    If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

 .    There is a penalty on certain pre-retirement distributions from retirement accounts.

10   Account Policies

PURCHASING AND REDEEMING PREMIER SHARES

Minimum investment requirements

Initial investment

$500,000

Fund shares are redeemed at the next NAV per share calculated after the transfer agent receives the purchase order. The Fund does not impose any fee for direct purchase or redemption orders, but broker-dealers may charge a fee for these services. Send a check payable to BNY Hamilton Tax-Free Money Market Fund to the following address: BNY Hamilton Funds, Inc., P.O. Box 806, Newark, NJ 07101-0806. Payments must be in U.S. dollars. Purchases made by check will not be redeemed until the purchase check clears, which may take up to ten business days.

Investors are entitled to purchase, exchange or redeem shares by telephone at no charge by calling 800-426-9363. Telephone privileges are not available for ten days following a change of address. You must notify the transfer agent in writing if you want to disable telephone transactions.

The Fund does not issue share certificates.

Redemption proceeds are normally wired to the redeeming shareholder on the same business day, if the order is received before the close of business. In order for the Advisor to manage the Fund most effectively, investors are urged to initiate redemptions early in the day, if possible, and to notify the transfer agent at least one day in advance for redemptions of more than $5 million.

Reserved rights. The Fund reserves the following rights:

 .     To suspend sale of shares to the public.

 .     To reject any exchange request and to modify or terminate exchange privileges.

 .     To delay wiring redemption proceeds for up to seven days, if the Advisor believes an earlier payment could adversely affect the Fund.

 .     To suspend the right of redemption.

Exchange minimums: You may exchange shares of the same class between the Fund and any other BNY Hamilton fund. An exchange for Investor Shares of any other BNY Hamilton fund must have a value of at least $500. If you will be investing in a new fund, you must also exchange enough shares to meet the minimum balance requirement.

To make an exchange for Institutional Shares of any other BNY Hamilton fund, contact your Bank of New York representative.

11   Account Policies

From the perspective of tax liability, an exchange is the same as a redemption from one fund and purchase of another, meaning that you may generate a capital gain or loss when you make an exchange.

Signature guarantees. You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.

Investment Advisor

The investment advisor of the Fund is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $77 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $66 billion in investments for institutions and individuals.

Advisor compensation. The Advisor is responsible for all business activities and investment decisions for the Fund. In return for these services, the Fund pays the Advisor an annual fee. The Advisor's fee accrues daily and is payable monthly at an annual rate of 0.10% of average daily net assets.

12   Account Policies

FOR MORE INFORMATION

Statement of Additional Information (SAI)

The SAI contains more detailed disclosure on features and policies of the Fund. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this prospectus).

You can obtain this document free of charge, make inquiries or request other information about the Fund by contacting your dealer or:

BNY Hamilton Funds, PO Box 182785, Columbus, OH 43218-2785, 1-800-426-9363

Information is also available at http://www.sec.gov.

You may obtain copies of this information by contacting Securities and Exchange Commission Public Reference Section Washington, DC 20549-0102, or at publicinfo@sec.gov.

For information on the operation of the SEC's public reference room where documents may be viewed and copied, call:

1-202-942-8090

Note: The SEC requires a duplicating fee for paper copies.

SEC File Number: 811-6654

                                       BNY
                                    HAMILTON
                                      FUNDS

                          Invest With a Trusted Leader

                           90 Park Avenue, 10th Floor
                               New York, NY 10016

                                       BNY

                                -----------------

                                    HAMILTON

                                   Prospectus


                               December 19, 2001

New York Tax-Free Money Market Fund

Hamilton Classic Shares

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.

                                       BNY
                                    HAMILTON
                                      FUNDS

                          Invest With A Trusted Leader

ABOUT THE FUND

3    BNY Hamilton New York Tax-Free Money Market Fund

SERVICES PROVIDED

7    Services Provided

ACCOUNT POLICIES

9    Daily NAV Calculation

9    Distribution (12b-1) Plan

10   Opening an Account/Purchasing Shares

12   Making Exchanges/Redeeming Shares

14   Distributions and Tax Considerations

15   Investment Advisor

For More Information

Back Cover

BNY HAMILTON NEW YORK TAX-FREE MONEY MARKET FUND

CUSIP Number:

Hamilton Classic Shares 05561M614
                        ---------

Investment Objective

The investment objective of the BNY Hamilton New York Tax-Free Money Market Fund (the "Fund") is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital.

Portfolio Management Strategy

The Fund seeks to achieve this investment objective by investing the assets of the Fund primarily in a portfolio of short-term, high quality, tax-exempt money market instruments. The Fund seeks to maintain a stable $1 share price and invests exclusively in high quality, short-term debt securities and other instruments eligible for investment by money market funds. The maximum allowable maturity for any individual holding is 397 days, and the Fund maintains an average dollar-weighted maturity of 90 days or less.

The Fund invests primarily in high-quality commercial paper, municipal bonds, and municipal notes, including tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes, that are exempt from federal, New York State, and New York City personal income tax.


Consistent with its investment objective, the Fund:

 .    will invest at least 80% of its assets in tax-exempt obligations and at least 80% of the Fund's assets in New York municipal obligations (however, market conditions may from time to time limit the availability of these obligations).


 .    may invest up to 20% of the Fund's total assets in obligations the interest income on which is subject to federal, New York State, and/or New York City personal income tax or the federal alternative minimum tax, but only if such securities are of comparable quality and credit risk with the municipal obligations described above.

 .    may acquire stand-by commitments from banks with respect to municipal obligations purchased on behalf of the Fund. The Fund intends to acquire the stand-by commitments to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

3    BNY Hamilton New York Tax-Free Money Market Fund

Main Investment Risks

The value of money market securities is most affected by short-term interest rates. An extreme rise in short term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price.

The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers. Any of the money market securities held by the Fund could be downgraded in credit rating below minimum standards or go into default.

There can be no assurance that the investment objective of the Fund will be achieved. In addition, the Fund's investment policies, as well as the relatively short maturity of obligations purchased by the Fund, may result in frequent changes in the Fund's portfolio, which may give rise to taxable gains and reduce investment returns.

Because the Fund will concentrate its investments in New York and may concentrate a significant portion of its assets in the securities of a single issuer or sector, investment in the Fund may pose investment risks greater than those posed by a more broadly diversified portfolio. Consequently, unlike a more diversified portfolio, the value of the Fund's assets could lose significant value due to the poor performance of a single issuer or sector.

The Fund may also be subject to credit risks. Historically, New York State and other issuers of New York municipal obligations have experienced periods of financial difficulty. Because a significant share of New York State's economy depends on financial and business services, any change in market conditions or other event that adversely affects these industries could affect the ability of New York and its localities to meet their financial obligations. The financial stability of New York State is closely related to the financial stability of its localities, particularly New York City, which has required and continues to require significant financial assistance from New York State. To the extent that New York City and other New York localities require the State's assistance, the ability of the State to meet its own obligations as they come due or to obtain additional financing could be adversely affected. If this occurs, you could lose money on your investment.

The terrorist attack on the World Trade Center on September 11, 2001 has disrupted a number of businesses, caused extensive property damage, and is likely to reduce travel, tourism and leisure spending and have other adverse impacts on New York City and the State of New York. Additionally, many businesses located in and around the World Trade Center may relocate to other cities and other states. Therefore, New York City and the State of New York are likely to suffer a decrease in revenue and an increase in expenditures related to the attack.

The purchase of participation interests may involve the risk that the Fund will not be deemed to be the owner of the underlying Municipal Obligation for purposes of the ability to claim tax exemption of interest paid thereon.

4   BNY Hamilton New York Tax-Free Money Market Fund

The Fund may invest to a limited degree in stand-by commitments. Stand-by commitments are also subject to certain risks, which include the ability of the issuer to pay when the commitment is exercised, the fact that the commitment is not marketable, and the fact that the maturity of the underlying obligation generally differs from that of the commitment.

While the interest on bonds issued to finance state and local government operations is generally exempt from federal income tax, dividends attributable to interest on certain municipal bonds may be treated as a tax preference item for purposes of the alternative minimum tax. Such dividends may result in (or may increase) shareholder liability for the alternative minimum tax.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shares of the Fund are not deposits of, or guaranteed or endorsed by, The Bank of New York ("Advisor") or any other bank. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Past Performance

Because the Fund has no investment track record, it has no performance information to compare against other mutual funds or a broad based measure of securities performance, such as an index.


Fees And Expenses

The table below outlines the estimated fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since the Fund is "no-load", you pay no shareholder fees or other out of pocket expenses.

Fee table (% of average net assets)

                                                              Hamilton Classic Shares
--------------------------------------------------------------------------------------------
Shareholder Fees                                                        None
Annual Operating Expenses
--------------------------------------------------------------------------------------------
Management fee                                                          0.10
Distribution (12b-1 fees)                                               0.25
Servicing fee                                                           0.25
Other expenses                                                          0.14

Total annual operating expenses                                         0.74
--------------------------------------------------------------------------------------------

5   BNY Hamilton New York Tax-Free Money Market Fund

The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

Expenses on a $10,000 investment* ($)

                                                  1 Year            3 Years
--------------------------------------------------------------------------------
Hamilton Classic Shares                             $76              $237

* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns , no change in operating expenses and redemption of all shares at the end of the period indicated.

6   BNY Hamilton New York Tax-Free Money Market Fund

SERVICES PROVIDED

Shareholder Servicing Plan

The Fund has entered into servicing agreements with certain institutions (shareholder organizations) that invest in Hamilton Classic Shares of the Fund for their customers. Under these agreements, the institutions provide support services to their customers, and the Fund, in turn, pays the institutions 0.25% (annualized) of the average daily NAV of their customers' Hamilton Classic Shares.

Services that the shareholder organizations are responsible for providing to their customers include the following:

 .   aggregating and processing customer purchase and redemption orders, then placing net purchase and redemption orders with the distributor,

 .   providing automatic reinvestment of customers' cash balances in other investment accounts in Hamilton Classic Shares, if requested,

 .   processing customers' dividend payments,

 .   providing periodic statements to their customers,

 .   arranging for bank wires,

 .   providing adequate customer support facilities,

 .   performing all necessary sub-accounting, and

 .   forwarding shareholder communications from the Fund.

Some shareholder organizations may charge their customers additional fees for their services connected with investments in the Fund. If so, they are required to disclose them. Their customers should read this prospectus along with the terms governing their accounts.

Fee waivers. The Fund's service providers normally pay all expenses in connection with the performance of their services, while the Fund pays its own operating expenses. During the course of the Fund's fiscal year, the administrator and/or Advisor may voluntarily reduce their fees or pay certain fund expenses. This will have the effect of increasing investors' yields. But the Advisor and/or administrator may still be reimbursed by the Fund before the end of the fiscal year. If so, investors' yields will then decrease correspondingly.

Wire Order Processing

Wire order processing services for direct investors will be provided by the transfer agent. Shareholder organizations will provide similar services for their customers.

7 Services Provided

Monthly Statements

Shareholders receive monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Shareholders will also receive confirmations of each purchase, exchange or redemption.

Sweep Facility For Automatic Reinvestment

Accounts are automatically "swept" each day, and amounts above a pre-arranged minimum balance are invested in Hamilton Classic Shares of the Fund. Further information on the sweep facility is available from the Advisor or from your shareholder organization.

8 Services Provided

ACCOUNT POLICIES

Daily NAV Calculation

Normally, the Fund calculates its net asset value per share (NAV) at 4:30 p.m. Eastern time, each business day (Monday through Friday), although the Fund may not be required to do so on a day when there are no purchase or redemption orders received. A business day is a day on which the New York Stock Exchange, the Federal Reserve Bank or the principal bond markets (as recommended by the Bond Market Association) are open. The Fund uses the amortized cost method to value its securities. When market prices are not available, the Fund will use fair value prices as determined by the Board of Directors. Dividends and expenses accrue daily.

Purchase and redemption orders received before the regular close of the New York Stock Exchange, the Federal Reserve Bank or the bond markets will be executed at the NAV calculated at that day's close.

Distribution (12b-1) Plan

The directors have adopted a 12b-1 distribution plan with respect to the Hamilton Classic Shares for the Fund. The plan permits the Fund to reimburse the distributor for distribution expenses in an amount up to 0.25% of the annual average daily net assets of Hamilton Classic Shares.

These fees are paid out of Fund assets on an ongoing basis, and over time, they could cost you more than paying other types of sales charges.

-----------------------------------------------------------------------------------------------------------------
Opening an Account

Minimum investment requirements

          Account                 Minimum Initial          Minimum continuing              Minimum
           Type                     Investment                 investments                 Balance

------------------------------------------------------------------------------------------------------------------
IRA                                   $250                       $25                        N/A

Regular Account                       $2,000                     $100                       $500

Automatic Investment                  $500                       $50                        N/A
Program

Government Direct                     $250                       minimum $100
Deposit Program*                                                 maximum $50,000

9 Account Policies

Note: Employees and retirees of the Bank of the New York and its affiliates, and employees of the administrator, distributor and their affiliates may open a regular account with $100 and make continuing investments of $25. Employees and retirees of the Bank of New York and its affiliates may also invest through payroll deduction. Call 800-426-9363 for details.

* For federal employees and investors who receive Social Security or certain other payments from the federal government.

OPENING AN ACCOUNT/PURCHASING SHARES



Open an Account                                         Add to your investment

Mail
-----------------------------------------------------------------------------------------------------------------
Send completed new account application and a check      Send a check payable directly to the Fund:
payable directly to the Fund.

BNY Hamilton Funds                                      BNY Hamilton Funds, Inc.
P.O. Box 182785                                         P.O. Box 806
Columbus, OH  43218-2785                                Newark, NJ  07101-0806

For all enrollment forms, call 800-426-9363.            If possible, include a tear-off payment stub
                                                        from one of your transaction confirmation
                                                        statements.


Wire
-----------------------------------------------------------------------------------------------------------------
The Fund does not charge a fee for wire
transactions, but your bank may.

Mail your completed new account application to
the Ohio address above. Call the transfer agent
at 800-952-6276 for an account number.
Instruct your bank to wire funds to a new account at:   Instruct your bank to wire funds to:

The Bank of New York
New York, NY 10286                                      The Bank of New York
ABA: 021000018                                          New York, NY 10286
BNY Hamilton Funds                                      ABA: 021000018
DDA 8900275847                                          BNY Hamilton Funds
Attn: [your fund]                                       DDA 8900275847
Ref: [your name, account number and taxpayer ID]        Attn: [your fund]
                                                        Ref: [your name, account number and taxpayer ID]

10 Account Policies

Phone
-----------------------------------------------------------------------------------------------------------------
                                                        Call 800-426-9363

                                                        You must provide the required information about your
                                                        bank in your new account application, or in a signature
                                                        guaranteed letter. Your bank must be a member of the ACH
                                                        (Automated Clearing House) system.

Dealer
-----------------------------------------------------------------------------------------------------------------
Note: a broker-dealer may charge a fee.

Contact your broker dealer.                             Contact your broker-dealer.

Automatic Investment Program
-----------------------------------------------------------------------------------------------------------------
Automatic investments are withdrawn from                Once you specify a dollar amount (minimum $50)
your bank account on a monthly or biweekly              investments are automatic.
basis.

Make an initial investment of at least $500 by          You can modify or terminate this service at any time by
whatever method you choose. Be sure to fill in the      mailing a notice to:
information required in section 7 of your new account
application.

Your bank must be a member of the ACH (Automated        BNY Hamilton Funds
Clearing House) system.                                 P.O. Box 182785
                                                        Columbus, OH 43218-2785

Government Direct Deposit Program
-----------------------------------------------------------------------------------------------------------------
For federal employees and investors who receive         Once you are enrolled, investments are automatic.
social security or certain other payments from the
federal government.

Call 800-426-9363 for instructions on how to            You can terminate the service at any time by
enroll.                                                 contacting the appropriate federal agency.

Purchases by personal check or money orders should be in U.S. dollars and payable to the Fund. The Fund does not accept third-party checks. In addition, you may not redeem shares purchased by check until your original purchase clears, which may take up to ten business days. The Fund does not charge a fee for wire transfers from you bank to the Fund. However, your bank may charge a service fee for wiring funds.

11 Account Policies

MAKING EXCHANGES/REDEEMING SHARES

To exchange shares between the Fund         To redeem shares
and any other BNY Hamilton Fund
(minimum $500)
--------------------------------------------------------------------------------

Phone
--------------------------------------------------------------------------------
Call 800-426-9363                           Call 800-426-9363.

                                            The proceeds can be wired to your
                                            bank account two business days after
                                            your redemption request, or a check
                                            can be mailed to you at the address
                                            of record on the following business
                                            day.

Mail
--------------------------------------------------------------------------------
The funds do not charge a fee for wire
transactions, but your bank may.

Your instructions should include:           Your instructions should include:

your account number                         your account number

names of the funds and number of shares     names of the funds and number of
or dollar amount you want to exchange.      shares or dollar amount you want to
                                            exchange

                                            A signature guarantee is required
                                            whenever:
                                            you redeem more than $50,000
                                            you want to send proceeds to a
                                            different address
                                            you have changed your account
                                            address within the last 60 days


Dealer
--------------------------------------------------------------------------------
Contact your broker-dealer.                 Contact your broker-dealer.

Systematic Withdrawal
--------------------------------------------------------------------------------
Requires $10,000 minimum fund balance       You can choose from several options
                                            for monthly, quarterly, semi-annual
                                            or annual withdrawals:
                                            declining balance
                                            fixed dollar amount
                                            fixed share quantity
                                            fixed percentage of your account
                                            Call 800-426-9363 for details.

12 Account Policies

EXCHANGING AND REDEEMING SHARES

As with purchase orders, redemption requests received before the regular close of the New York Stock Exchange will be executed at the NAV calculated at that day's close.

Minimum account balances. If your account balance falls below $500 due to redemptions, rather than market movements, the Fund may give you 60 days to bring the balance back up. If you do not increase your balance, the Fund may close your account and send you the proceeds.

Exchange minimums. You may exchange shares of the same class between the Fund and any other BNY Hamilton fund. From the perspective of tax liability, an exchange is the same as a redemption from one fund and purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange. Shares to be exchanged must have a value of at least $500. If you will be investing in a new fund, you must also exchange enough shares to meet the minimum balance requirement.

Checkwriting privileges. Checkwriting privileges are available by request to shareholders of the Fund. The minimum check amount is $500. There is no fee for writing checks, but the Fund will charge for stop payments or overdrafts. You cannot close your account by writing a check.

The Fund reserves the right to impose a fee or terminate this service upon notice to shareholders.

Reserved rights. The Fund reserves the following rights:

 .   To suspend sale of shares to the public.

 .   To reject any exchange request and to modify or terminate exchange privileges.

 .   To delay wiring redemption proceeds for up to seven days, if the Advisor believes an earlier payment could adversely affect the Fund.

 .   To suspend the right of redemption.

Signature guarantees. You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.

Investors are entitled to purchase, exchange or redeem shares by telephone at no charge. Telephone privileges are not available for ten days following a change of address. You must notify the transfer agent in writing if you want to disable telephone transactions.

13 Account Policies

Distributions And Tax Considerations

Net investment income for Hamilton Classic Shares of the Fund will be determined immediately before calculation of NAV each business day. Hamilton Classic Shares will begin earning dividends on the first business day their purchase is effective.

Net investment income for Hamilton Classic Shares of the Fund will be declared as dividends daily and paid monthly within five business days after the end of the month. Dividends and distributions will be payable to shareholders of record at the time of declaration. The Fund automatically pays distributions in the form of additional fund shares. Notify the transfer agent in writing to:

 .    choose to receive distributions in cash

 .    change the way you currently receive distributions

The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. Because everyone's tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

 .    Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions of net capital gains, whether received in cash or reinvested in Fund shares, will generally be taxable to shareholders at a rate that is dependent on the Fund's holding period for the assets sold.

 .    Dividends on the Fund are paid monthly. Capital gains for the Fund are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

 .    Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

 .    Distributions of tax-exempt interest earned by the Fund are expected to be exempt from regular federal, New York State, and New York City personal income tax.

 .    If a dividend is taxable, it will be taxed in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If the Fund declares a dividend in October, November, or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

 .    There may be tax consequence to you if you dispose of your shares, for example, through redemption, sale or exchange. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

14 Account Policies

 .    You will be notified by February 1/st/ of each year about the federal tax status of distributions made by the Fund. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including holding taxes.

 .    As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 30.5% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

 .    Foreign shareholders may be subject to special withholding requirements.

 .    If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

 .    There is a penalty on certain pre-retirement distributions from retirement accounts.

Investment Advisor

The investment advisor of the Fund is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $77 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $66 billion in investments for institutions and individuals.

Advisor compensation. The Advisor is responsible for all business activities and investment decisions for the Fund. In return for these services, the Fund pays the Advisor an annual fee. The Advisor's fee accrues daily and is payable monthly at an annual rate of 0.10% of average daily net assets.

15 Account Policies

FOR MORE INFORMATION

Statement of Additional Information (SAI)

The SAI contains more detailed disclosure on features and policies of the Fund. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this prospectus).

You can obtain this document free of charge, make inquiries or request other information about the Fund by contacting your dealer or:

BNY Hamilton Funds, PO Box 182785, Columbus, OH 43218-2785, 1-800-426-9363

Information is also available at http://www.sec.gov.

You may obtain copies of this information by contacting Securities and Exchange Commission Public Reference Section Washington, DC 20549-0102, or at publicinfo@sec.gov.

For information on the operation of the SEC's public reference room where documents may be viewed and copied, call:

1-202-942-8090

Note: The SEC requires a duplicating fee for paper copies.

SEC File Number: 811-6654

                                       BNY
                                    HAMILTON
                                      FUNDS

                          Invest With A Trusted Leader

                           90 Park Avenue, 10th Floor
                               New York, NY 10016

                                       BNY

                                -----------------

                                    HAMILTON

                                   Prospectus


                                December 19, 2001


New York Tax-Free Money Market Fund

Hamilton Shares

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.

                                       BNY
                                    HAMILTON
                                      FUNDS

                          Invest With A Trusted Leader

ABOUT THE FUND

3    BNY Hamilton New York Tax-Free Money Market Fund

ACCOUNT POLICIES

7    Daily NAV Calculation

7    Distributions and Tax Considerations

10   Purchasing and Redeeming Shares

11   Investment Advisor

For More Information

Back Cover

BNY HAMILTON NEW YORK TAX-FREE MONEY MARKET FUND

CUSIP Number:

Hamilton Shares 05561M630
                ---------


Investment Objective

The investment objective of the BNY Hamilton New York Tax-Free Money Market Fund (the "Fund") is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital.

Portfolio Management Strategy


The Fund seeks to achieve this investment objective by investing the assets of the Fund primarily in a portfolio of short-term, high quality, tax-exempt money market instruments. The Fund seeks to maintain a stable $1 share price and invests exclusively in high quality, short-term debt securities and other instruments eligible for investment by money market funds. The maximum allowable maturity for any individual holding is 397 days, and the Fund maintains an average dollar-weighted maturity of 90 days or less.


The Fund invests primarily in high-quality commercial paper, municipal bonds, and municipal notes, including tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes, that are exempt from federal, New York State, and New York City personal income tax.

Consistent with its investment objective, the Fund:

 .    will invest at least 80% of its assets in tax-exempt obligations and at least 80% of the Fund's assets in New York municipal obligations (however, market conditions may from time to time limit the availability of these obligations).


 .    may invest up to 20% of the Fund's total assets in obligations the interest income on which is subject to federal, New York State, and/or New York City personal income tax or the federal alternative minimum tax, but only if such securities are of comparable quality and credit risk with the municipal obligations described above.



 .    may acquire stand-by commitments from banks with respect to municipal obligations purchased on behalf of the Fund. The Fund intends to acquire the stand-by commitments to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.


3 BNY Hamilton New York Tax-Free Money Market Fund

Main Investment Risks

The value of money market securities is most affected by short-term interest rates. An extreme rise in short term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price.

The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers. Any of the money market securities held by the Fund could be downgraded in credit rating below minimum standards or go into default.

There can be no assurance that the investment objective of the Fund will be achieved. In addition, the Fund's investment policies, as well as the relatively short maturity of obligations purchased by the Fund, may result in frequent changes in the Fund's portfolio, which may give rise to taxable gains and reduce investment returns.

Because the Fund will concentrate its investments in New York and may concentrate a significant portion of its assets in the securities of a single issuer or sector, investment in the Fund may pose investment risks greater than those posed by a more broadly diversified portfolio. Consequently, unlike a more diversified portfolio, the value of the Fund's assets could lose significant value due to the poor performance of a single issuer or sector.

The Fund may also be subject to credit risks. Historically, New York State and other issuers of New York municipal obligations have experienced periods of financial difficulty. Because a significant share of New York State's economy depends on financial and business services, any change in market conditions or other event that adversely affects these industries could affect the ability of New York and its localities to meet their financial obligations. The financial stability of New York State is closely related to the financial stability of its localities, particularly New York City, which has required and continues to require significant financial assistance from New York State. To the extent that New York City and other New York localities require the State's assistance, the ability of the State to meet its own obligations as they come due or to obtain additional financing could be adversely affected. If this occurs, you could lose money on your investment.

The terrorist attack on the World Trade Center on September 11, 2001 has disrupted a number of businesses, caused extensive property damage, and is likely to reduce travel, tourism and leisure spending and have other adverse impacts on New York City and the State of New York. Additionally, many businesses located in and around the World Trade Center may relocate to other cities and other states. Therefore, New York City and the State of New York are likely to suffer a decrease in revenue and an increase in expenditures related to the attack.

The purchase of participation interests may involve the risk that the Fund will not be deemed to be the owner of the underlying Municipal Obligation for purposes of the ability to claim tax exemption of interest paid thereon.

4 BNY Hamilton New York Tax-Free Money Market Fund

The Fund may invest to a limited degree in stand-by commitments. Stand-by commitments are also subject to certain risks, which include the ability of the issuer to pay when the commitment is exercised, the fact that the commitment is not marketable, and the fact that the maturity of the underlying obligation generally differs from that of the commitment.


While the interest on bonds issued to finance state and local government operations is generally exempt from federal income tax, dividends attributable to interest on certain municipal bonds may be treated as a tax preference item for purposes of the alternative minimum tax. Such dividends may result in (or may increase) shareholder liability for the alternative minimum tax.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shares of the Fund are not deposits of, or guaranteed or endorsed by, The Bank of New York ("Advisor") or any other bank. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Past Performance

Because the Fund has no investment track record, it has no performance information to compare against other mutual funds or a broad based measure of securities performance, such as an index.

Fees And Expenses

The table below outlines the estimated fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since the Fund is "no-load", you pay no shareholder fees or other out of pocket expenses.

Fee table (% of average net assets)

                                                     Hamilton Shares
--------------------------------------------------------------------------------

Shareholder Fees                                          None
Annual Operating Expenses
--------------------------------------------------------------------------------
Management fee                                            0.10
Servicing fee                                             None
Other expenses                                            0.14

Total annual operating expenses                           0.24
--------------------------------------------------------------------------------

5 BNY Hamilton New York Tax-Free Money Market Fund

The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

Expenses on a $10,000 investment* ($)

                                       1 Year        3 Years
--------------------------------------------------------------------------------

Hamilton Shares                          $25           $77


* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns, no change in operating expenses and redemption of all shares at the end of the period indicated.


6 BNY Hamilton New York Tax-Free Money Market Fund

ACCOUNT POLICIES

Daily NAV Calculation

Normally, the Fund calculates its net asset value per share (NAV) at 4:30 p.m. Eastern time, each business day (Monday through Friday), although the Fund may not be required to do so on a day when there are no purchase or redemption orders received. A business day is a day on which the New York Stock Exchange, the Federal Reserve Bank or the principal bond markets (as recommended by the Bond Market Association) are open. The Fund uses the amortized cost method to value its securities. When market prices are not available, the Fund will use fair value prices as determined by the Board of Directors. Dividends and expenses accrue daily.

Purchase and redemption orders received before the regular close of the New York Stock Exchange, the Federal Reserve Bank or the bond markets will be executed at the NAV calculated at that day's close.

Fee waivers. The Fund's service providers normally pay all expenses in connection with the performance of their services, while the Fund pays its own operating expenses. During the course of the Fund's fiscal year, the administrator and/or Advisor may voluntarily reduce their fees or pay certain fund expenses. This will have the effect of increasing investors' yields. But the Advisor and/or administrator may still be reimbursed by the Fund before the end of the fiscal year. If so, investors' yields will then decrease correspondingly.

Wire Order Processing

Wire order processing services for direct investors will be provided by the transfer agent. Shareholder organizations will provide similar services for their customers.

Monthly Statements

Shareholders receive monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Shareholders will also receive confirmations of each purchase, exchange or redemption.

Distributions And Tax Considerations

Net investment income for Hamilton Shares of the Fund will be determined immediately before calculation of NAV each business day. Hamilton Shares will begin earning dividends on the first business day their purchase is effective.

Net investment income for Hamilton Shares of the Fund will be declared as dividends daily and paid monthly within five business days after the end of the month. Dividends and distributions will be payable to shareholders of record at the time of declaration. The Fund automatically pays distributions in the form of additional fund shares. Notify the transfer agent in writing to:


7    Account Policies

 .    choose to receive distributions in cash

 .    change the way you currently receive distributions

The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. Because everyone's tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

 .    Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions of net capital gains, whether received in cash or reinvested in Fund shares, will generally be taxable to shareholders at a rate that is dependent on the Fund's holding period for the assets sold.

 .    Dividends on the Fund are paid monthly. Capital gains for the Fund are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

 .    Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

 .    Distributions of tax-exempt interest earned by the Fund are expected to be exempt from regular federal, New York State, and New York City personal income tax.

 .    If a dividend is taxable, it will be taxed in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If the Fund declares a dividend in October, November, or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

 .    There may be tax consequence to you if you dispose of your shares, for example, through redemption, sale or exchange. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

 .    You will be notified by February 1/st/ of each year about the federal tax status of distributions made by the Fund. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including holding taxes.

 .    As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 30.5% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in


8    Account Policies
     which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

 .    Foreign shareholders may be subject to special withholding requirements.

 .    If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

 .    There is a penalty on certain pre-retirement distributions from retirement accounts.


9    Account Policies

PURCHASING AND REDEEMING SHARES

Minimum investment requirements

Initial investment

$1,000,000

Clients of the Bank of New York and other institutions that have entered into an agreement with the Advisor may purchase and redeem shares of the Fund. You should contact your financial institution for detailed instructions and additional policies.

Fund shares are redeemed at the next NAV per share calculated after the transfer agent receives the purchase order. The Fund does not impose any fee for direct purchase or redemption orders, but broker-dealers may charge a fee for these services. Send a check payable to BNY Hamilton Tax-Free Money Market Fund to the following address: BNY Hamilton Funds, Inc., P.O. Box 806, Newark, NJ 07101-0806. Payments must be in U.S. dollars. Purchases made by check will not be redeemed until the purchase check clears, which may take up to ten business days.

Investors are entitled to purchase, exchange or redeem shares by telephone at no charge by calling 800-426-9363. Telephone privileges are not available for ten days following a change of address. You must notify the transfer agent in writing if you want to disable telephone transactions.

The Fund does not issue share certificates.

Redemption proceeds are normally wired to the redeeming shareholder on the same business day, if the order is received before the close of business. In order for the Advisor to manage the Fund most effectively, investors are urged to initiate redemptions early in the day, if possible, and to notify the transfer agent at least one day in advance for redemptions of more than $5 million.

Reserved rights. The Fund reserves the following rights:

 .    To suspend sale of shares to the public.

 .    To reject any exchange request and to modify or terminate exchange privileges.

 .    To delay wiring redemption proceeds for up to seven days, if the Advisor believes an earlier payment could adversely affect the Fund.

 .    To suspend the right of redemption.

Exchange minimums. You may exchange shares of the same class between the Fund and any other BNY Hamilton fund. An exchange for Investor Shares of any other BNY Hamilton fund must have a value of at least $500. If you will be investing in a new fund, you must also exchange enough shares to meet the minimum balance requirement.


10   Account Policies

To make an exchange for Institutional Shares of any other BNY Hamilton fund, contact your Bank of New York representative.

From the perspective of tax liability, an exchange is the same as a redemption from one fund and purchase of another, meaning that you may generate a capital gain or loss when you make an exchange.

Signature guarantees. You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.

Investment Advisor

The investment advisor of the Fund is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $77 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $66 billion in investments for institutions and individuals.

Advisor compensation. The Advisor is responsible for all business activities and investment decisions for the Fund. In return for these services, the Fund pays the Advisor an annual fee. The Advisor's fee accrues daily and is payable monthly at an annual rate of 0.10% of average daily net assets.


11   Account Policies

FOR MORE INFORMATION

Statement of Additional Information (SAI)

The SAI contains more detailed disclosure on features and policies of the Fund. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this prospectus).

You can obtain this document free of charge, make inquiries or request other information about the Fund by contacting your dealer or:

BNY Hamilton Funds, PO Box 182785, Columbus, OH 43218-2785, 1-800-426-9363

Information is also available at http://www.sec.gov.

You may obtain copies of this information by contacting Securities and Exchange Commission Public Reference Section Washington, DC 20549-0102, or at publicinfo@sec.gov.

For information on the operation of the SEC's public reference room where documents may be viewed and copied, call:

1-202-942-8090

Note: The SEC requires a duplicating fee for paper copies.

SEC File Number: 811-6654

                                       BNY
                                    HAMILTON
                                      FUNDS

                          Invest With A Trusted Leader

                           90 Park Avenue, 10th Floor
                               New York, NY 10016

                            BNY HAMILTON FUNDS, INC.
                       Statement of Additional Information





                BNY Hamilton New York Tax-Free Money Market Fund




                               December 19, 2001







THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND LISTED ABOVE WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, DATED DECEMBER 19, 2001, AS SUPPLEMENTED FROM TIME TO TIME, WHICH MAY BE OBTAINED UPON REQUEST FROM BNY HAMILTON DISTRIBUTORS, INC., 90 PARK AVENUE, NEW YORK, NEW YORK 10016 ATTENTION: BNY HAMILTON FUNDS, INC., 1-800-426-9363.

                                Table of Contents



                                                                          Page

General ..................................................................  1
Investment Objective And Policies ........................................  1
Government And Money Market Instruments ..................................  3
Tax-Exempt Obligations ...................................................  5
Additional Investments ................................................... 10
Quality And Diversification Requirements ................................. 12
Investment Restrictions .................................................. 13
Fundamental Policies ..................................................... 13
Directors And Officers ................................................... 15
Investment Advisor ....................................................... 18
Administrator ............................................................ 20
Distributor .............................................................. 20
Fund, Shareholder And Other Services ..................................... 21
Code Of Ethics ........................................................... 22
Purchase Of Shares ....................................................... 22
Redemption Of Shares ..................................................... 23
Exchange Of Shares ....................................................... 23
Dividends And Distributions .............................................. 24
Net Asset Value .......................................................... 24
Performance Data ......................................................... 25
Portfolio Transactions And Brokerage Commissions ......................... 27
Description Of Shares .................................................... 27
Taxes .................................................................... 28
Special Considerations Relating To Investments In New York
 Municipal Obligations.................................................... 31
Debt And Other Financing Activities ...................................... 40
Additional Information ................................................... 46
Financial Statements ..................................................... 47

--------------------------------------------------------------------------------
GENERAL

BNY Hamilton Funds, Inc. ("BNY Hamilton") is an open-end investment company, currently consisting of seventeen series: BNY Hamilton New York Tax-Free Money Market Fund, BNY Hamilton Money Fund, BNY Hamilton Treasury Money Fund, BNY Hamilton Equity Income Fund, BNY Hamilton Large Cap Growth Fund, BNY Hamilton Small Cap Growth Fund, BNY Hamilton International Equity Fund, BNY Hamilton Intermediate Government Fund, BNY Hamilton Intermediate Investment Grade Fund, BNY Hamilton Intermediate New York Tax-Exempt Fund, BNY Hamilton Tax-Exempt Fund, BNY Hamilton S&P 500 Index Fund, BNY Hamilton Large Cap Value Fund, BNY Hamilton U.S. Bond Market Index Fund, BNY Hamilton Large Cap CRT Fund, BNY Hamilton Small Cap CRT Fund, and BNY Hamilton International Equity CRT Fund.

This Statement of Additional Information provides additional information only with respect to the BNY Hamilton New York Tax-Free Money Market Fund (the "Fund"), a diversified series of BNY Hamilton, and should be read in conjunction with the current Prospectus relating to the Fund. The Bank of New York (the "Advisor") serves as investment advisor to the Fund.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the investment objective and policies of the Fund discussed under the caption "Portfolio Management Strategy" in the Prospectus.

BNY Hamilton New York Tax-Free Money Market Fund. The Fund is designed to be an economical and convenient means of making substantial tax-free investments in money market instruments. The investment objective of the Fund is to provide shareholders of the Fund with liquidity and as high a level of current income exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital.

The Fund seeks to achieve its investment objective by investing its assets primarily in short-term, high quality, fixed rate and variable rate obligations issued by or on behalf of the State of New York, other states, territories and possessions of the United States, and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is exempt from federal income taxes, including participation interests issued by banks, insurance companies or other financial institutions with respect to such obligations. The Fund invests in certain municipal obligations of the State of New York and its authorities, agencies, instrumentalities and political subdivisions, and of Puerto Rico, other U.S. territories and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is exempt from federal, New York State and New York City personal income taxes, including participation interests issued by banks, insurance companies or other financial institutions with respect to such obligations ("New York Municipal Obligations").


Although under normal circumstances, the Fund attempts to invest 100%, and does invest at least 80%, of its assets in New York Municipal Obligations, market conditions may from time to time limit the availability of such obligations. To the extent that acceptable New York Municipal Obligations are not available for investment, the Fund may purchase municipal obligations issued by other states, their authorities, agencies, instrumentalities and political subdivisions, the interest income on which is exempt from federal income tax but is subject to New York State and New York City personal income taxes. As a fundamental policy, the Fund will invest at least 80% of its net assets in tax exempt obligations. The Fund may invest up to 20% of its assets in obligations the interest income on which is subject to federal, New York State and New York City personal income taxes or the federal alternative minimum tax. Uninvested cash reserves may be held temporarily for the Fund pending investment.



All investments on behalf of the Fund (i.e., 100% of the Fund's investments) mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the investments in the Fund's portfolio (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held in the Fund's portfolio are deemed to be the longer of the period remaining until the next interest rate adjustment or the period until the Fund would be entitled to payment pursuant to demand rights, although the stated maturities may be in excess of 397 days. See "Variable Rate Instruments and Participation Interests" below. As a fundamental policy, the investments of the Fund are made primarily (i.e., at least 80% of its assets under normal circumstances) in:

 .    Municipal bonds with remaining maturities of 397 days or less that at the date of purchase are rated Aaa or Aa by Moody's Investors Service, Inc. ("Moody's"), AAA or AA by Standard & Poor's Corporation ("Standard & Poor's") or AAA or AA by Fitch Investors Service, Inc. ("Fitch") or, if not rated by any of these rating agencies, are of comparable quality as determined by or on behalf of the Board of Directors of the Fund on the basis of a credit evaluation of the obligor on the bonds or of the bank issuing a participation interest or guarantee or of any insurance policy issued in support of the bonds or the participation interest;

 .    Municipal notes with remaining maturities of 397 days or less that at the date of purchase are rated MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody's, SP-1+, SP-1 or SP-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch or, if not rated by any or these rating agencies, are of comparable quality as determined by or on behalf of the Board of Directors of the Fund (The principal kinds of municipal notes are tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency. The Fund's investments may be concentrated in municipal notes of New York issuers.); and

 .    Municipal commercial paper that at the date of purchase is rated Prime-1 or
     Prime-2 by Moody's, A-1 +, A-1 or A-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch or, if not rated by any of these rating agencies, is of comparable quality as determined by or on behalf of the Board of Directors of the Fund. Issues of municipal commercial paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

The Fund may invest 25% or more of its assets in obligations that are related in such a way that an economic, business or political development or change affecting one of the obligations would also affect the other obligations including, for example, obligations the interest on which is paid from revenues of similar type projects, or obligations the issuers of which are located in the same state.

The Advisor intends to qualify the Fund as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify under current law, at the close of each quarter of the Fund's taxable year, at least 50% of the Fund's total assets must be represented by cash, U.S. Government securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, and again under current law, at the close of each quarter of its taxable year, not more than 25% of the Fund's total assets may be invested in securities of one issuer (or two or more issuers which are controlled by the Fund and which are determined to be engaged in the same or similar trades or businesses or related businesses) other than U.S. Government securities or the securities of other regulated investment companies.

The following discussion supplements the information regarding investment objectives and policies of the Fund as set forth above and in its prospectus.

Government and Money Market Instruments

As discussed in the Prospectuses, the Fund may invest in cash equivalents to the extent consistent with its investment objectives and policies. A description of the various types of cash equivalents that may be purchased by the Fund appears below. See "Quality and Diversification Requirements".

United States Government Obligations. The Fund, subject to its applicable investment policies, may invest in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the "full faith and credit" of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the

Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

Foreign Government Obligations. The Fund, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in United States dollars or, in the case of the Equity Funds and Intermediate Investment Grade Fund, in another currency. See "Foreign Investments".

Bank Obligations. The Fund may invest in negotiable certificates of deposit, bank notes, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks that have more than $2 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size ("Euros") and (iii) United States branches of foreign banks of equivalent size ("Yankees"). The Fund will not invest in obligations for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank. The Fund may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

Commercial Paper. The Fund may invest in commercial paper, including Master Notes. Master Notes are obligations that provide for a periodic adjustment in the interest rate paid and permit periodic changes in the amount borrowed. Master Notes are governed by agreements between the issuer and the Advisor acting as agent, for no additional fee, in its capacity as investment advisor to the Fund and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by the Advisor or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Advisor, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under such Master Notes. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment.

Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on Master Notes is subject to change. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand, which is continuously monitored by the Advisor. Since Master Notes typically are not rated by credit rating agencies, the Fund may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Advisor to have a credit quality that satisfies such Fund's quality restrictions. See "Quality and Diversification Requirements". Although there is no secondary market for Master Notes, such obligations are considered by the Fund to be liquid because they are payable within seven days of demand. The Fund does not have any specific percentage limitation on investments in Master Notes.

Repurchase Agreements. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Board of Directors of BNY Hamilton (the "Directors"). In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price is normally in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the duration of the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. The duration of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than one year. The securities that are subject to repurchase agreements, however, may have durations in excess of one year from the effective date of the repurchase agreement. The Fund will always receive securities as collateral securities whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund's custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, liquidation of the collateral by the Fund may be delayed or limited. See "Investment Restrictions".

Tax-Exempt Obligations

As discussed in the Prospectus, the Fund may invest in tax-exempt obligations to the extent consistent with the Fund's investment objective and policies. A description of the various types of tax-exempt obligations that the Fund may purchase appears below. See "Quality and Diversification Requirements".

Municipal Bonds. Municipal bonds are debt obligations issued by the states, territories and possessions of the United States and the District of Columbia, by their political subdivisions and by duly constituted authorities and corporations. For example, states, territories, possessions and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities.

Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality.

Municipal Notes. Municipal notes are subdivided into three categories of short-term obligations: municipal notes, municipal commercial paper and municipal demand obligations.

Municipal notes are short-term obligations with a maturity at the time of issuance normally ranging up to one year. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes and project notes.

Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency.

Municipal commercial paper typically consists of very short-term, unsecured, negotiable promissory notes that are sold to meet the seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Municipal demand obligations are subdivided into two types: Variable Rate Demand Notes and Master Notes.

Variable Rate Demand Notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance plus accrued interest, either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the Variable Rate Demand Note may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The Variable Rate Demand Notes in which each Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes will provide that interest rates are adjustable at intervals ranging from daily to six months, and the adjustments are usually based upon the prime rate of a bank or other appropriate interest rate index specified in the respective notes.

Master Notes are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, exempt from federal income tax. For a description of the attributes of Master Notes, see "Money Market Instruments" above. Although there is no secondary market for Master Notes, such obligations are considered by each Fund to be liquid because they are payable immediately upon demand. The Fund has no specific percentage limitations on investments in Master Notes.

Variable Rate Instruments. The Fund may invest in variable rate instruments, which provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to receive payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such instrument or by tendering or "putting" such instrument to a third party.

Investments in floating or variable rate securities normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury bonds or bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on short notice at par plus accrued interest. While there is usually no established secondary market for issues of this type of security, the dealer that sells an issue of such securities frequently also offers to repurchase such securities at any time, at a repurchase price which varies and may be more or less than the amount the bondholder paid for them.

Because of the variable rate nature of the instruments, during periods when prevailing interest rates decline, the Fund's yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, the Fund's yield will increase and its shareholders will have reduced risk of capital depreciation. In certain cases, the interest rate index on which an instrument's yield is based may not rise and fall to the same extent or as quickly as the general market for municipal obligations. The value of these instruments may be more volatile than other floating rate municipal obligations.

Certain floating or variable rate obligations that may be purchased by the Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity.

The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before the Fund is entitled to receive payment of the obligation upon demand, or
(ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed for the Fund through the demand feature, an obligation matures on a specified date which may range up to 30 years from the date of issuance.

Participation Interests. Variable rate instruments in which the Fund's assets may be invested include participation interests in municipal obligations owned by a bank, insurance company or other financial institution or affiliated organization. A participation interest gives the Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation bears to the total principal amount of the municipal obligation and provides the demand or put feature described below. Each participation interest is backed by an insurance policy of an insurance company or by an irrevocable letter of credit or guarantee of, or a right to put to, a bank that has been determined by or on behalf of the Fund's Board of Directors to meet the prescribed quality standards for the Fund. There is usually the right to sell the participation interest back to the institution or draw on the letter of credit, guarantee or insurance policy after notice (usually seven days), for all or any part of the full principal amount of the Fund's participation in the municipal obligation, plus accrued interest. If the notice period is more than seven days, the municipal obligation is treated as an obligation that is not readily marketable. In some cases, these rights may not be exercisable in the event of a default on the underlying municipal obligations; in these cases the underlying municipal obligations must meet the Fund's high credit standards at the time of purchase of the participation interest. Although participation interests may be sold, the Fund intends to hold them until maturity, except under certain specified circumstances. Purchase of a participation interest may involve the risk that the Fund will not be deemed to be the owner of the underlying municipal obligation for purposes of the ability to claim tax exemption of interest paid thereon.

The variable rate instruments in which the Fund's assets may be invested are payable upon a specified period of notice which may range from one day up to one year. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and the adjustments are based upon an appropriate interest rate adjustment index as provided in the respective instruments. The Fund decides which variable rate instruments it will purchase in accordance with procedures prescribed by its Board of Directors to minimize credit risks. An unrated variable rate instrument may be determined to meet the Fund's high quality criteria if it is backed by a letter of credit or guarantee or a right to tender or put the instrument to a third party or is insured by an insurer that meets the high quality criteria for the Fund discussed above or on the basis of a credit evaluation of the underlying obligor. If the credit of the obligor is of "high quality", no credit support from a bank or other financial institution is necessary. Each unrated variable rate instrument is evaluated on a quarterly basis to determine that it continues to meet the Fund's high quality criteria. If an instrument is ever deemed to be of less than high quality, the Fund either will sell it in the market or exercise the liquidity feature described below.

Although the rate of the underlying municipal obligations may be fixed, the terms of the participation interest may result in the Fund receiving a variable rate on its investment. The bank to which a participation interest may be "put" for the Fund, as well as the bank which issues an irrevocable letter of credit or guarantee, may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest. The Advisor intends to exercise the liquidity feature on behalf of the Fund only (1) upon a default under terms of the bond documents,
(2) as needed to provide liquidity to the Fund in order to make redemptions of Fund shares, or (3) to maintain a high quality investment portfolio. Issuers of participation interests retain a service and letter of credit fee and a fee for providing the liquidity feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by the Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. With respect to insurance, the Fund attempts to have the issuer of the participation interest bear the cost of the insurance, although the Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be an expense of the Fund. The Advisor has been instructed by the Fund's Board of Directors to monitor continually the pricing, quality and liquidity of the variable rate instruments held for the Fund, including the participation interests, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Advisor may subscribe.

In view of the possible "concentration" of the Fund in participation interests in municipal obligations secured by bank letters of credit or guarantees, an investment in the Fund should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit or guarantee.

Because of the variable rate nature of the instruments, during periods when prevailing interest rates decline, the Fund's yield will decline. On the other hand, during periods when prevailing interest rates increase, the Fund's yield will increase. While the value of the underlying variable rate instruments may change with changes in interest rates generally, the variable rate nature of the underlying variable rate instruments should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed income securities. The portfolio may contain variable rate instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate instruments may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate instruments is made in relation to movements of various interest rate adjustment indices, the variable rate instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

Stand-By Commitments. When the Fund purchases municipal obligations it may also acquire stand-by commitments from banks with respect to such municipal obligations. The Fund also reserves the right, and may in the future, subject to receipt of an exemptive order pursuant to the 1940 Act, acquire stand-by commitments from broker-dealers. There can be no assurance that such an order will be granted. Under a stand-by commitment, a bank or broker-dealer agrees to purchase at the Fund's option a specified municipal obligation at a specified price. A stand-by commitment is the equivalent of a "put" option acquired for the Fund with respect to a particular municipal obligation held for it.

The Fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The purpose of this practice is to permit the Fund to be fully invested in municipal obligations, and to the extent possible New York Municipal Obligations, while preserving the necessary liquidity to purchase municipal obligations on a "when-issued" basis, to meet unusually large redemptions and to purchase at a later date municipal obligations other than those subject to the stand-by commitment.

The amount payable to the Fund upon the exercise of a stand-by commitment normally is (1) the acquisition cost of the municipal obligation (excluding any accrued interest paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances relating to a change in market value, the underlying municipal obligation is valued at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying municipal obligation. Stand-by commitments are valued at zero for purposes of computing the net asset value per share of the Fund.

The stand-by commitments that the Fund may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the municipal obligations at the time the commitment is exercised, the fact that the commitment is not marketable by the Fund, and the fact that the maturity of the underlying municipal obligation will generally be different from that of the commitment.

Taxable Securities. Although the Fund attempts to invest 100% of its net assets in municipal obligations, the Fund may invest up to 20% of its assets in securities of the kind described below, the interest income on which is subject to federal income tax, under any one or more of the following circumstances: (a) pending investment of proceeds of sales of Fund shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions.

In addition, the Fund may temporarily invest more than 20% of its assets in such taxable securities when, in the opinion of the Advisor, it is advisable to do so because of adverse market conditions affecting the market for municipal obligations. The kinds of taxable securities in which the Fund's assets may be invested are limited to the following short-term, fixed income securities (maturing in 397 days or less from the time of purchase): (1) obligations of the U.S. Government or its agencies, instrumentalities or authorities; (2) commercial paper rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), A-1+, A-1 or A-2 by Standard & Poor's Corporation ("Standard & Poor's") or F-1+, F-1 or F-2 by Fitch Investors Service, Inc. ("Fitch"); (3) certificates of deposit of domestic banks with assets of $1 billion or more; and
(4) repurchase agreements with respect to municipal obligations or other securities which the Fund is permitted to own. The Fund's assets may also be invested in municipal obligations which are subject to an alternative minimum tax.

Additional Investments

When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of its acquisition, a when-issued security may be valued at less than the purchase price. A Fund will make commitments for such when-issued transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund will maintain with the custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

Investment Company Securities. The Fund may invest in the securities of other investment companies within the limits set by the Investment Company Act of 1940 (the "1940 Act"). These limits require that, as determined immediately after a purchase is made, (i) not more than

5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. This may also be viewed as the borrowing of money by a Fund. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, a Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. The Fund will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on the Fund's ability to maintain a net asset value of $1.00 per share. See "Investment Restrictions".

Loans of Portfolio Securities. The Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other appropriate securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day's notice (as used herein, "Business Day" shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. The Fund may pay reasonable finders' and custodial fees in connection with loans. In addition, the Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Fund will not make any loans for terms in excess of one year. The Fund will not lend its securities to any director, officer, employee, or affiliate of BNY Hamilton, the Advisor, the Administrator or the Distributor, unless permitted by applicable law.

Privately Placed and Certain Unregistered Securities. The Fund may invest in privately placed, restricted, Rule 144A and other unregistered securities.

Quality and Diversification Requirements

The Fund is classified as a diversified series of a registered investment company and also intends to comply with the diversification requirements of the Internal Revenue Code of 1986, as amended (the "Tax Code"), for qualification thereunder as a regulated investment company. See "Taxes".

With respect to the Fund, for purposes of diversification and concentration under the 1940 Act, identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantee. Since securities issued or guaranteed by states or municipalities are not voting securities, there is no limitation on the percentage of a single issuer's securities that a Fund may own so long as it does not invest more than 5% of its total assets that are subject to the diversification limitation in the securities of such issuer, except obligations issued or guaranteed by the United States Government. Consequently, the Fund may invest in a greater percentage of the outstanding securities of a single issuer than would an investment company that invests in voting securities.

In order to limit the credit risk of the Fund's investments, it will not purchase any security (other than a United States Government security) unless it is rated in the highest rating category assigned to short-term debt securities (so-called "first tier" securities) by at least two NRSROs such as Moody's (i.e., P-1 rating) and S&P (i.e., A-1 rating) or, if not so rated, it is determined to be of comparable quality. Determinations of comparable quality will be made in accordance with procedures established by the Directors. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Fund may continue to hold the investment, subject in certain circumstances to a finding by the Directors that disposing of the investment would not be in the Fund's best interest.

In addition, the Directors have adopted procedures that (i) require the Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days and to invest only in securities with a remaining maturity of 397 days or less, and (ii) require the Fund, in the event of certain downgradings of or defaults on portfolio holdings, to reassess promptly whether the security presents minimal credit risks and, in certain circumstances, to determine whether continuing to hold the security is in the best interest of the Fund.

--------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS

Fundamental Policies

In addition to its investment objective, the Fund is subject to certain investment restrictions that are deemed fundamental policies, i.e., policies that cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as defined under "Additional Information" below. See "Organization" and "Additional Information". The investment restrictions of the Fund follow.

The Fund may not:

1. Acquire illiquid securities, including repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 10% of the market value of the Fund's net assets would be in investments that are illiquid (except that the Fund may enter into securities as described in "Privately Placed and Certain Unregistered Securities");

2. Enter into reverse repurchase agreements (although the Fund may enter into reverse repurchase agreements, provided such agreements do not exceed in the aggregate one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements);

3. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed one-third of the value of the relevant Fund's total assets, taken at cost, at the time of such borrowing and except in connection with permitted reverse repurchase agreements, or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of its total assets. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes and will not apply to reverse repurchase agreements;

4. Purchase the securities or other obligations of issuers in the same industry if, immediately after such purchase, the value of its investment in such industry would exceed 25% of the value of the relevant Fund's total assets, except that the Fund may invest more than 25% of its assets in securities and other instruments issued by banks and bank holding companies. For purposes of industry concentration, there is no percentage limitation with respect to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities, negotiable certificates of deposit, time deposits, and bankers' acceptances of United States branches of United States banks;

5. Make loans, except through purchasing or holding debt obligations, or entering into repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies (see "Investment Objective and Policies");

6. Purchase or sell puts, calls, straddles, spreads or any combination thereof; real estate; commodities; or commodity contracts or interests in oil, gas, or mineral exploration, development or lease programs. However, the Fund may purchase bonds or commercial paper issued by companies which invest in real estate or interest therein including real estate investment trusts;

7. Purchase securities on margin, make short sales of securities or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or of securities for delivery at a future date;

8. Acquire securities of other investment companies, except as permitted by the 1940 Act or the rules thereunder;

9.   Act as an underwriter of securities; or

10. Issue senior securities as defined in the 1940 Act, except insofar as a Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement or reverse repurchase agreement; (b) permitted borrowings of money; or (c) purchasing securities on a when-issued or delayed delivery basis.

--------------------------------------------------------------------------------

DIRECTORS AND OFFICERS

The directors and executive officers of BNY Hamilton, their business addresses and their principal occupations during the past five years are:

                                                Principal Occupations
Name and Address       Position                 During Past Five Years
----------------       ---------                ----------------------
Edward L. Gardner      Director and Chairman    Chairman of the Board, President
411 Theodore Fremd     of the Board             and Chief Executive Officer,
Avenue                                          Industrial Solvents Corporation,
Rye, NY 10580                                   1981 to Present; Chairman of the
Age 66                                          Board, Blue Grass Chemical
                                                Specialties Inc., 1982 to
                                                Present; Chairman of the Board,
                                                Big Brothers/Big Sisters of New
                                                York City, 1992 to Present;
                                                National Vice-Chairman, Big
                                                Brothers/Big Sisters of America,
                                                1993 to Present; President, Big
                                                Brothers/Big Sisters of America
                                                Foundation, 1994 to Present;
                                                Vice President of the Board, The
                                                Sherry Netherland Hotel, 1991 to
                                                Present; Member, Points of Light
                                                Foundation, 1995 to Present;
                                                Member, The National Assembly,
                                                1992 to Present; Member, Alvin
                                                Ailey Dance Theatre Foundation,
                                                Inc., 1989 to Present; Member,
                                                The Institute for Art and Urban
                                                Resources, Inc. 1985 to 1994;
                                                Member, Mercy College, 1989 to
                                                Present; Member,
                                                Westchester/Putnam Regional
                                                Board of Directors, The Bank of
                                                New York, 1982 to Present;
                                                Member, Westchester County
                                                Association, 1986 to Present.

James E. Quinn         Director                 Member, Board of Directors,
727 Fifth Avenue                                Tiffany & Co., January 1995 to
New York, NY  10022                             Present; Vice Chairman, Retail
Age 49                                          and Corporate Sales, Tiffany &
                                                Co., 1999 to Present; Executive
                                                Vice President of Sales, Tiffany
                                                &

                                       Principal Occupations
Name and Address       Position        During Past Five Years
----------------       ---------       ----------------------
                                       Co., March 1992 to 1999.

Karen Osar             Director        Senior Vice President and Chief Financial
1725 King Street                       Officer, Westvaco Corp., 1999 to
Greenwich, CT  06831                   President; Vice President & Treasurer,
Age 52                                 Tenneco Inc., January 1994 to 1999;
                                       Managing Director of Corporate Finance
                                       Group, J.P. Morgan & Co., Inc.; held
                                       various other positions at J.P. Morgan &
                                       Co., Inc. from 1975-1994.

Kim Kelly              Director        Executive Vice President and Chief
Insight Communications                 Financial Officer, Insight Communication
126 East 56 Street                     since 1990 to Present; Chief Operating
New York, NY  10022                    Officer, Insight Communications, January
Age 43                                 1998 to Present; Marine Midland Bank from
                                       1982 to 1990. Senior Vice President with primary responsibility for media lending activities, Marine Midland Bank 1988.
                                       Held various other positions at marine
                                       Midland Bank from 1982 to 1988. Member of the National Cable Televisions
                                       Association Subcommittee for
                                       Telecommunications Policy and national
                                       Cable Television Association Subcommittee for Accounting. Board member of Community
                                       Antenna Television Association, Cable in the Classroom and Cable Advertising
                                       Bureau.

William J. Tomko       Chief Executive President, BISYS Fund Services, Inc.,
3435 Stelzer Road      Officer         1999 to Present
Columbus, OH 43219
Age 42

Michael A. Grunewald   President       Manager, Client Services, BISYS Fund
3435 Stelzer Road                      Services, Inc., 1993 to

                                       Principal Occupations
Name and Address       Position        During Past Five Years
----------------       ---------       ----------------------
Columbus, OH 43219                     Present.
Age 31

Richard Baxt           Vice President  Senior Vice President, Client Services,
90 Park Avenue, Tenth                  BISYS Fund Services, Inc., 1997 to
Floor                                  Present; General Manager of Investment
New York, NY  10956                    and Insurance, First Fidelity Bank;
Age 47                                 President, First Fidelity Brokers;
                                       President, Citicorp Investment Services.

Nimish Bhatt           Treasurer and   Vice President, Tax and Financial
3435 Stelzer Road      Principal       Services, BISYS Fund Services, Inc., June
Columbus, OH 43219     Accounting      1996-Present; Assistant Vice President,
Age 38                 Officer         Evergreen Funds/First Union Bank, 1995 to
                                       July 1996; Senior Tax Consultant, Price
                                       Waterhouse LLP, 1990 to December 1994.

Lisa M. Hurley         Secretary       Executive Vice President, Legal Services,
90 Park Avenue, Tenth                  BISYS Fund Services, Inc., 1995-Present;
Floor New                              Attorney, private practice, 1990 to 1995.
York, NY 10956
Age 41

                                       Chief Administrator, Administration
Alaina V. Metz         Assistant       Services of BISYS Fund Services, Inc.,
3435 Stelzer Road      Secretary       June 1995 to Present; Supervisor of
Columbus, OH 43219                     Mutual Fund Legal Department, Alliance
Age 33                                 Capital Management, May 1989 to June
                                       1995.


Karen Jacoppo-Wood     Assistant       Counsel, Legal Services of BISYS Fund
60 State Street        Secretary       Services, Inc., 2001 to Present; Vice
Suite 13000                            President and Senior Counsel of Funds
Boston, MA 02109                       Distributor Inc., 1996 to 2001.
Age 35


--------------------------------------------------------------------------------

In 2001, the Directors will be paid an annual fee of $24,000 and an additional $2,500 for each meeting of the Board of Directors that they attend, plus out-of-pocket expenses. The Directors are not paid any pension or retirement benefits. The Directors may hold various other directorships unrelated to the Fund.


Except as noted below, the following chart describes the compensation paid to the Directors by BNY Hamilton Funds, Inc. for the fiscal year ended December 31, 2000:



                                                     Pension or
                                                     Retirement
                                     Aggregate        Benefits      Estimated          Total
                                      Compen-         Accrued         Annual         Compensation
Name of Person,                       sation         as Part of      Benefits         From Fund
   Position                           From              Fund          Upon         and Fund Complex
                                      Fund*           Expenses      Retirement    Paid to Directors
----------------------------------  -----------    -------------  ------------    -----------------
Edward L. Gardner                       $0              $0            $0                  $23,500
 Director and Chairman
 of the Board
Stephen Stamas**                        $0              $0            $0                  $23,500
 Director
James E. Quinn                          $0              $0            $0                  $23,500
 Director
Karen Osar                              $0              $0            $0                  $22,300
 Director
Kim Kelly                               $0              $0            $0                  $23,500
 Director

The above compensation, which is expected to total approximately $116,300 plus out-of-pocket costs for 2000, will be allocated to all seventeen series of BNY Hamilton Funds, Inc. The Fund, a series of BNY Hamilton Funds, Inc., had not commenced operations as of December 31, 2000.


* For the fiscal year ending December 31, 2001, the Fund will have no assets and will not be allocated any portion of the compensation payable to the Directors for such fiscal year.



**Mr. Stamas retired as a Director as of May 9, 2001.


By virtue of the responsibilities assumed by the Advisor and the Administrator (see "Investment Advisor", "Administrator" and "Distributor") and the services provided by BNY Hamilton, the Fund has no employees; its officers are provided and compensated by BNY Hamilton Distributors, Inc. BNY Hamilton's officers conduct and supervise the business operations of the Fund.

--------------------------------------------------------------------------------

INVESTMENT ADVISOR

The investment advisor to the Fund is The Bank of New York, a bank organized under the laws of the State of New York with its principal offices at One Wall Street, New York, New York 10286. The Bank of New York is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, The Bank of New York offers a wide range of services, primarily to governmental, institutional, corporate and individual customers in the United States and throughout the world.

Under the terms of the advisory agreement, the investment advisory services The Bank of New York provides to the Fund are not exclusive. The Bank of New York is free to and does render similar investment advisory services to others. The Bank of New York serves as investment advisor to personal investors and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which The Bank of New York serves as trustee. The accounts managed or advised by The Bank of New York have varying investment objectives and The Bank of New York invests assets of such accounts in investments substantially similar to, or the same as, those that are expected to constitute the principal investments of the Fund. Such accounts are supervised by officers and employees of The Bank of New York who may also be acting in similar capacities for the Fund. See "Portfolio Transactions and Brokerage".

Under the Investment Advisory Agreement, The Bank of New York has agreed to provide, either directly or through one or more sub-advisors, investment advisory services for the Fund as described in the prospectus. For the services provided and expenses assumed pursuant to the advisory agreement, the Fund is obligated to pay The Bank of New York a fee, computed daily and paid monthly, at the annual rate of 0.10%, calculated as a percentage of the average daily net assets of the Fund.

The advisory agreement for the Fund must be specifically approved at least annually (i) by a vote of the holders of a majority of the Fund's outstanding shares or by its Directors and (ii) by a vote of a majority of the Directors of the Fund who are not "interested persons" as defined by the 1940 Act cast in person at a meeting called for the purpose of voting on such approval. See "Directors and Officers". The advisory agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority of the Fund's outstanding shares on 60 days' written notice to the Advisor and by the Advisor on 90 days' written notice to BNY Hamilton. See "Additional Information".

The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, The Bank of New York's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Bank of New York believes that it may perform the services for the Fund contemplated by the Advisory Agreement without violating applicable banking laws or regulations. It is, however, possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent The Bank of New York from continuing to perform such services for the Fund.

If The Bank of New York were prohibited from acting as investment advisor to the Fund, it is expected that the Directors would recommend to the Fund's shareholders that they approve the Fund's entering into a new investment advisory agreement with another qualified advisor selected by the Directors.

--------------------------------------------------------------------------------

ADMINISTRATOR

BNY Hamilton Distributors, Inc. serves as the Fund's administrator (the "Administrator") and will assist generally in supervising the operations of the Fund. The Administrator is a Delaware corporation organized to administer and distribute mutual funds; its offices are located at 90 Park Avenue, New York, New York 10956.

The Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services for the Fund, including, among other things, providing the services of persons who may be appointed as officers and directors of BNY Hamilton Funds, Inc., overseeing the performance of the transfer agent for the Fund, supervising purchase and redemption orders (made via telephone and mail) and monitoring the Distributor's compliance with the National Association of Securities Dealers, federal and state securities laws. The Administrator will also be responsible for coordinating and overseeing compliance by the Directors with Maryland corporate procedural requirements as the Fund is a series of a Maryland corporation. See "Description of Shares". The Administrator is also responsible for updating and printing the Fund's prospectus and statements of additional information, administering shareholder meetings, producing proxy statements and annual and semi-annual reports, monitoring the Advisor's compliance with the stated investment objectives and restrictions of the Fund and ensuring that custodian, Fund accounting, transfer agency, administration, distribution, advisory and legal services are provided to the Fund in accordance with the respective agreements governing each relationship.

The Administration Agreement permits the Administrator to delegate certain of its responsibilities to other service providers. Pursuant to this authority, The Bank of New York will perform certain administrative functions for the Administrator. The Bank of New York is not an otherwise affiliated person of the Administrator.

The Fund will pay the Administrator an annual fee, accrued daily and payable monthly, of 0.10% of their respective average daily net assets.

The Administration Agreement between the Fund and the Administrator may be renewed or amended by the Directors without a shareholder vote.

--------------------------------------------------------------------------------

DISTRIBUTOR

In addition to acting as the Administrator, BNY Hamilton Distributors, Inc. acts as the Fund's exclusive Distributor and will hold itself available to receive purchase orders for Fund shares.

The Distribution Agreement for the Fund must be approved in the same manner as the Advisory Agreement described above under "Investment Advisor". The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority of the Fund's outstanding shares as defined under "Additional Information".

The Directors have adopted a distribution plan ("12b-1 Plan") with respect to Hamilton Classic Shares of the Fund which will permit the Fund to reimburse the Distributor for distribution expenses in an amount up to 0.25% per annum of average daily net assets of Hamilton Classic Shares as applicable. These expenses include, but are not limited to, fees paid to broker-dealers, telemarketing expenses, advertising costs, printing costs, and the cost of distributing materials borne by the Distributor in connection with sales or selling efforts on behalf of Hamilton Classic Shares as applicable. The Hamilton Classic Shares of the Fund also bear the costs associated with implementing and operating the related 12b-1 Plan (such as costs of printing and mailing service agreements). Each item for which a payment may be made under the 12b-1 Plan may constitute an expense of distributing Hamilton Classic Shares of the Fund as the Securities and Exchange Commission construes such term under Rule 12b-1 under the 1940 Act (the "Rule"). If expenses reimbursable under the 12b-1 Plan exceed 0.25% per annum of average daily net assets, they will be carried forward from month to month to the extent they remain unpaid. All or a part of any such amount carried forward will be paid at such time, if ever, as the Directors determine. The Hamilton Classic Shares of the Fund will not be charged for interest, carrying or other finance charges on any reimbursed distribution or other expense incurred and not paid, nor will any expense be carried forward past the fiscal year in which it is incurred.

Payments for distribution expenses under the 12b-1 Plan are subject to the Rule. Payments under the 12b-1 Plan are also subject to the conditions imposed by Rule 18f-3 under the 1940 Act and a Rule 18f-3 Multiple Class Plan which has been adopted by the Directors for the benefit of the Fund. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sales of shares". The Rule provides, among other things, that the Fund may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the 12b-1 Plan provides that a report of the amounts expensed under the Plan, and the purposes for which such expenditures were incurred, will be made to the Directors for their review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the 12b-1 Plan without shareholder approval, and the 12b-1 Plan provides that any other type of material amendment must be approved by a majority of the Directors, and by a majority of the Directors who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the 12b-1 Plan being amended or in any related agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. In addition, as long as the 12b-1 Plan is in effect, the nomination of the Directors who are not interested persons of the Fund (as defined in the 1940 Act) must be committed to the non-interested Directors.

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FUND, SHAREHOLDER AND OTHER SERVICES

BISYS Fund Services, Inc. ("BISYS"), P.O. Box 182785, Columbus, Ohio, 43216-2785, serves as the transfer agent for the Fund. As transfer agent, BISYS is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to investors' accounts. BISYS is also the dividend disbursing agent for the Fund.

The Directors, in addition to reviewing actions of the Fund's investment advisor, administrator and distributor, as set forth below, decide upon matters of general policy. The Fund has entered into Shareholder Servicing Agreements with respect to Hamilton Premier Shares and Hamilton Classic Shares of the Fund with The Bank of New York. The Bank of New York (as a "Shareholder Servicing Agent") will perform certain shareholder support services to include: (i) aggregating and processing purchase and redemption orders; (ii) placing purchase and redemption orders with the Distributor; (iii) providing necessary personnel and facilities to establish and maintain customer accounts and records; (iv) processing dividend payments; and (v) providing periodic information to beneficial owners showing their positions in shares of the Fund. Pursuant to the Shareholder Servicing Agreement, the Hamilton Premier Shares of the Fund and the Hamilton Classic Shares of the Fund will pay The Bank of New York (and any other Shareholder Servicing Agent) an annual shareholder servicing fee of 0.25%, to be accrued daily and payable monthly, of the average net assets of each such class represented by such Shareholder Servicing Agent's participation in the Fund.

The Bank of New York, 100 Church Street, New York, New York 10286, serves as the custodian and fund accounting agent for the Fund.

Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019 is the independent auditors of the Fund and must be approved at least annually by the Directors to continue in such capacity. They will perform audit services for the Fund including the examination of financial statements included in the annual report to shareholders. Ernst & Young LLP has been the independent auditors of BNY Hamilton since 1999.

--------------------------------------------------------------------------------

CODE OF ETHICS

BNY Hamilton, the Advisor and the Administrator each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of BNY Hamilton, the Advisor and the Administrator from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect exempt transactions, required to preclear certain transactions and to report certain transactions on a regular basis.

--------------------------------------------------------------------------------

PURCHASE OF SHARES

Investors may open Fund accounts and purchase shares as described in the Prospectus under "Purchase of Shares".

The Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value) at the discretion of the Fund, although the Fund would expect to accept securities in payment for Fund shares only infrequently. Generally, the Fund will only consider accepting securities (i) to increase its holdings in one or more portfolio securities or (ii) if the Advisor determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. The Fund may reject in whole or in part offers to pay for Fund shares with securities and may discontinue its practice of accepting securities as payment for Fund shares at any time without notice.

--------------------------------------------------------------------------------

REDEMPTION OF SHARES

Investors may redeem shares as described in the Prospectus under "Redemption of Shares". Shareholders redeeming shares of the Fund should be aware that the Fund attempts to maintain a stable net asset value of $1.00 per share for each class; however, there can be no assurance that the Fund will be able to continue to do so and, in that case, the net asset value of the Fund's shares might deviate from $1.00 per share. Accordingly, a redemption request might result in payment of a dollar amount that differs from the number of shares redeemed. See "Net Asset Value" in the Fund Prospectus and below.

Shareholders redeeming their shares by telephone should be aware that neither the Fund nor any of its service contractors will be liable for any loss or expense for acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration (such as the name in which an account is registered, the account number, recent transactions in the account, and the account holder's social security or taxpayer's identification number, address and/or bank). To the extent the Fund fails to use reasonable procedures as a basis for its belief, it and/or its service contractors may be liable for instructions that prove to be fraudulent or unauthorized.

If the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption proceeds, in lieu of cash, in whole or in part by a distribution in kind of securities from the portfolio of the Fund in conformity with the applicable rules of the Securities and Exchange Commission. If shares are redeemed in kind, the redeeming shareholder may incur transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value", and such valuation will be made as of the same time the redemption price is determined.

Further Redemption Information. The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows:
(i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of an emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission may permit.

--------------------------------------------------------------------------------

EXCHANGE OF SHARES

Shareholders purchasing shares directly from the Fund may exchange those shares at the current net asset value per share for other BNY Hamilton Funds which have a similar class of shares, in accordance with the terms of the current prospectus of the Fund being acquired. Requests for exchange are made in the same manner as requests for redemptions. See "Redemption of Shares". Shares of the Fund to be acquired are purchased for settlement when the proceeds from redemption become available. In the case of investors in certain states, state securities laws may restrict the availability of the exchange privilege.

--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions as described under "Dividends and Distributions" in the Fund's Prospectus.

Net investment income of each class of shares in the Fund consists of accrued interest or discount and amortized premium applicable to the specific class, less the accrued expenses of the Fund applicable to the specific class during that dividend period, including the fees payable to the Administrator, allocated to each class of shares. See "Net Asset Value". Determination of the net investment income for each class of shares for the Fund will be made immediately prior to the determination of net asset value normally at 4:30 P.M., Eastern time, on each Business Day.

Dividends on each Hamilton Share, Hamilton Premier Share, and Hamilton Classic Share are determined in the same manner and are paid in the same amount regardless of class, except that Hamilton Premier Shares and Hamilton Classic Shares bear the fees paid to Shareholder Organizations on their behalf for those general services described under "Fund and Other Shareholder Services-Shareholder Servicing Plan" in the Prospectus for the Fund, and Hamilton Classic Shares bear 12b-1 fees. In addition, each class of shares of the Fund bears certain other miscellaneous expenses specific to that class (i.e., certain cash management, registration and transfer agency expenses).

--------------------------------------------------------------------------------

NET ASSET VALUE

The Fund will compute its net asset value per share for each of its classes once daily on Monday through Friday as described under "Net Asset Value" in the Prospectus, except that net asset value of any class need not be computed on a day in which no orders to purchase or redeem shares of such class have been received or on any day that the New York Stock Exchange is closed for business.

All portfolio securities for the Fund will be valued by the amortized cost method. The purpose of this method of calculation is to attempt to maintain a constant net asset value of $1.00 per share for each class of shares. No assurances can be given that this goal will be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. If a difference of more than 0.5% occurs between valuation based on the amortized cost method and valuation based on market value, the Directors will take steps necessary to reduce such deviation, such as changing dividend policy, shortening the average portfolio maturity or realizing gains or losses. See "Taxes".

Valuing the Fund's instruments on the basis of amortized cost and use of the term "money market fund" are permitted by Rule 2a-7 of the 1940 Act. Rule 2a-7 prohibits money market funds that use the amortized cost method to value assets from investing more than 5% of their total assets in the securities of any single issuer, except obligations of the United States government and its agencies and instrumentalities. The Fund intends to conduct its investment activities in a manner consistent with the requirements of Rule 2a-7. This is not, however, a fundamental policy and may be changed by the Directors at any time without the approval of the shareholders of the Fund.

The Directors oversee the Advisor's adherence to the Securities and Exchange Commission's rules, and have established procedures designed to stabilize net asset value of each class of shares of the Fund at $1.00. Each day net asset value is computed, each class of shares of the Fund will calculate the net asset value of each class of shares by using both the amortized cost method and market valuations. At such intervals as they deem appropriate, the Directors consider the extent to which net asset value as calculated by using market valuations would deviate from $1.00 per share. Immediate action will be taken by the Directors if the variance between market value and amortized cost exceeds 0.5%.

If the Directors believe that a deviation from the Fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Directors have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing net asset value by using available market quotations; and such other measures as the Directors may deem appropriate.

During periods of declining interest rates, the Fund's yield based on amortized cost may be higher than the corresponding yields based on market valuations. Under these circumstances, a shareholder of any class of shares of the Fund would be able to obtain a somewhat higher yield than would result if the Fund used market valuations to determine its net asset value. The converse would apply in a period of rising interest rates.

--------------------------------------------------------------------------------

PERFORMANCE DATA

From time to time, the Fund may quote performance in terms of yield, actual distributions, or total return, in reports, sales literature, and advertisements published by the Fund. Current performance information for the Fund may be obtained by calling the number provided on the cover page of this Statement of Additional Information.

Yield Quotations. As required by regulations of the Securities and Exchange Commission, current yield for each class of shares of the Fund is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period, dividing the net change in account by the value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield for each class of shares of the Fund is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares.

General. The Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

From time to time, the yields and the total returns of each class of shares of the Fund may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Fund may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of the Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time, advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as, the views of the investment advisor as to current market, economic trade and interest rate trends, legislative, regulatory and monetary developments, investments strategies and related matters believed to be of relevance to the Fund. The Fund may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in shares of the Fund. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, the Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Fund is generally available by calling 1-800-426-9363.

--------------------------------------------------------------------------------

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Securities of the Fund typically are purchased in the over-the-counter market or pursuant to an underwritten offering. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

Portfolio transactions for the Fund will be undertaken principally to accomplish the Fund's objective in relation to expected movements in the general level of interest rates.

The Fund's policy of investing only in securities with maturities of less than 397 days will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments that the Fund makes, turnover resulting from such investments should not adversely affect the net asset value or net income of the Fund.

--------------------------------------------------------------------------------

DESCRIPTION OF SHARES

BNY Hamilton is a registered, open-end investment company organized under the laws of the State of Maryland on May 1, 1992. The Articles of Incorporation of currently permit the Corporation to issue 26,000,000,000 shares of common stock, par value $0.001 per share, of which shares for the Fund have been classified as follows:


                                                               Number of
                                                               Shares of
                                                              Common Stock
     Name of Series and Classes Thereof                        Allocated
    --------------------------------------------------      ---------------

     BNY Hamilton New York Tax-Free Money Market Fund
         Hamilton Shares                                     2,000,000,000
                                                             -------------
         Hamilton Premier Shares                             2,000,000,000
                                                             -------------
         Hamilton Classic Shares                             2,000,000,000
                                                             -------------

BNY Hamilton New York Tax-Free Money Market Fund. Shares of BNY Hamilton do not have preemptive or conversion rights and are fully paid and nonassessable by BNY Hamilton. The rights of redemption and exchange are described in the Prospectus and elsewhere in this Statement of Additional Information.

The shareholders of the Fund are entitled to a full vote for each full share held and to a fractional vote for each fractional share. Subject to the 1940 Act and Maryland law, the Directors themselves have the power to alter the number and the terms of office of the Directors, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successor; provided, however, that immediately after such appointment the requisite majority of the Directors have been elected by the shareholders of the Fund. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Directors being selected while the holders of the remaining shares would be unable to elect any Directors. It is the intention of BNY Hamilton not to hold annual shareholder meetings. The Directors may call shareholder meetings for action by shareholder vote as may be required by either the 1940 Act or the Articles of Incorporation.

BNY Hamilton, if requested to do so by the holders of at least 10% of shareholders of all series aggregated as a class, will call a meeting of shareholders for the purpose of voting upon the question of the removal of a director or directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

The Articles of Incorporation contain a provision permitted under the Maryland General Corporation Law that under certain circumstances eliminates the personal liability of the Directors to BNY Hamilton or its shareholders. The Articles of Incorporation and the Bylaws of BNY Hamilton provide that BNY Hamilton will indemnify the Directors, officers and employees of the Fund to the full extent permitted by the Maryland General Corporation Law, which permits indemnification of such persons against liabilities and expenses incurred in connection with proceedings in which they may be involved because of their offices or employment with BNY Hamilton. However, nothing in the Articles of Incorporation or the Bylaws of BNY Hamilton protects or indemnifies a Director, officer or employee against any liability to BNY Hamilton or its shareholders to which he or she would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

For information relating to mandatory redemption of Fund shares or, under certain circumstances, their redemption at the option of the Fund, see "Redemption of Shares" in the Prospectuses.

--------------------------------------------------------------------------------
TAXES

Federal Income Tax. The following is a summary of certain U.S. federal income tax issues concerning the Fund and its shareholders. The Fund may also be subject to state, local, foreign or other taxes not discussed below. This discussion does not purport to be complete or to address all tax issues relevant to each shareholder. Prospective investors should consult their own tax advisors with regard to the federal, state, foreign and other tax consequences to them of the purchase, ownership or disposition of Fund shares. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative authorities, all of which are subject to change, which change may be retroactive.

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. To so qualify, the Fund must distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, interest, dividends and the excess of net short-term capital gains over net long-term capital losses) and must meet certain diversification of assets, source of income, and other requirements of the Code. By so doing, the Fund will not be subject to federal income tax on that portion of its net investment income and net realized capital gains (the excess of any net long-term capital gains over net short-term capital losses), if any, distributed to shareholders. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses for the 12-month period ending October 31 of the calendar year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of that year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. It is not expected that such distributions will be eligible for the dividends-received deduction for corporations. Distributions of net capital gains, whether received in cash or reinvested in Fund shares, will generally be taxable to shareholders as either "20% Gain" or "28% Gain," depending upon the Fund's holding period for the assets sold. "20% Gains" arise from sales of assets held by the Fund for more than 18 months and are subject to a maximum tax rate of 20%, "28% Gains" arise from sales of assets held by the Fund for more than one year but not more than 18 months and are subject to a maximum tax rate of 28%. Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share received equal to the net asset value of a share of the

Fund on the reinvestment date. Shareholders will be notified annually as to the federal tax status of distributions.

Distributions by the Fund other than exempt-interest dividends and redemption proceeds may be subject to backup withholding at the rate of 30.5%. Backup withholding generally applies to shareholders who have failed to properly certify their taxpayer identification numbers, who fail to provide other required tax-related certifications, and with respect to whom the Fund has received certain notifications from the Internal Revenue Service requiring or permitting the Fund to apply backup withholding is not an additional tax and amounts so withheld generally may be applied by affected shareholders as a credit against their federal income tax liability.

Interest on certain types of private activity bonds is not exempt from federal income tax when received by "substantial users" or persons related to substantial users as defined in the Code. The term "substantial user" includes any "nonexempt person" who regularly uses in trade or business part of a facility financed from the proceeds of private activity bonds. The Fund may invest periodically in private activity bonds and, therefore, may not be appropriate investments for entities that are substantial users of facilities financed by private activity bonds or "related persons" of substantial users. Generally, an individual will not be a related person of a substantial user under the Code unless he/she or his/her immediate family (spouse, brothers, sisters, and lineal descendants) owns indirectly in aggregate more than 50% in the equity value of the substantial user.

Opinions relating to the tax status of interest derived from individual municipal securities are rendered by bond counsel to the issuer. Although the Fund's Advisor attempts to determine that any security it contemplates purchasing on behalf of the Fund is issued with an opinion indicating that interest payments will be federal and (as applicable) state tax-exempt, neither the advisor nor the Fund's counsel makes any review of proceedings relating to the issuance of municipal securities or the bases of such opinions.

From time to time, proposals have been introduced in Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Fund could be adversely affected. Under these circumstances, Fund management would re-evaluate the Fund's investment objectives and policies and would consider either changes in the structure of the Fund and BNY Hamilton or their dissolution.

Upon disposition (by redemption, repurchase, sale or exchange) of Fund shares, a shareholder may realize a taxable gain or loss depending upon his basis in his shares. Realization of such a gain or loss is considered unlikely because of the Fund's policy to attempt to maintain a $1.00 per share net asset value. Such gain or loss will be treated as a capital gain or loss if the shares are capital assets in the shareholder's hands. Gain will generally be subject to a maximum tax rate of 20% if the shareholder's holding period for the shares is more than 18 months, and a maximum tax rate of 28% if the shareholder's holding period for the shares is more than one year but not more than 18 months. Gain from the disposition of shares held not more than one year will be taxed as short-term capital gain. A loss realized by a shareholder on the disposition of Fund shares with respect to which long-term capital gain dividends have been received will, to the extent of such long-term capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Any loss realized from a disposition of Fund shares that were held for six months or less will be disallowed to the extent that dividends received from the Fund are designated as exempt-interest dividends. Any loss realized on a sale or exchange of Fund shares also will be disallowed to the extent that the shares disposed of are replaced (including replacement through reinvesting of dividends and capital gain distributions in the Fund) (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss, to the extent not disallowed, realized on a disposition of shares of the Fund with respect to which long-term capital gain distributions have been paid will, to the extent of those dividends, be treated as a long-term capital loss if the shares have been held for six months or less at the time of their disposition.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions by the Fund except in the case of certain exempt shareholders. All such distributions generally will be subject to withholding of federal income tax at a rate of 30.5% ("backup withholding") in the case of nonexempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against the shareholder's federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

Alternative Minimum Tax. While the interest on bonds issued to finance essential state and local government operations is generally tax-exempt, interest on certain nonessential or private activity securities issued after August 7, 1986, while exempt from the regular federal income tax, constitutes a tax-preference item for taxpayers in determining alternative minimum tax liability under the Code and income tax provisions of several states. The interest on private activity securities could subject a shareholder to, or increase liability under, the federal alternative minimum tax, depending on the shareholder's tax situation.

All distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to or increase their liability under, the alternative minimum tax and environmental tax because these distributions are included in the corporation's adjusted current earnings. The Fund will inform shareholders annually as to the dollar amount of distributions derived from interest payments on private activity securities.

--------------------------------------------------------------------------------
SPECIAL CONSIDERATIONS RELATING TO INVESTMENTS IN NEW YORK MUNICIPAL OBLIGATIONS

The following information is a summary of special factors affecting the Fund. Such information is derived from public official documents relating to securities offerings of New York issuers which are generally available to investors. The Fund has no reason to believe that any of the statements in such public official documents are untrue but has not independently verified such statements. The following information constitutes only a brief summary of the information in such public official documents and does not purport to be a complete description of all considerations regarding investment in New York.

Economic Outlook. New York (the "State") is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location, air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

New York economic growth is expected to slow in 2001, with annual growth in total and private-sector employment projected to be slower than in 2000. Led by business services, the service sector will continue to be the major contributor to employment growth in 2001, although growth in this sector is not expected to be as strong as in 2000. Employment in the State's export-oriented manufacturing sector will be impacted by the general slowdown in the national economy. Finally, wages and personal income are expected to grow more modestly than in 2000. Personal income is estimated to have grown by 7.8 percent in 2000, fueled in part by a large increase in financial sector bonus payments at the beginning of the year.

Personal income is projected to grow 4.6 percent in 2001 and 3.9 percent in 2002. Total bonus payments are projected to increase by 2.4 percent in 2001 and
3.6 percent in 2002, representing distinctly lower growth than the 19.4 percent rate for 2000. Lower bonus growth is partly due to the volatility of the stock markets and weaker securities industry activity. Another factor contributing to the weaker personal income growth in 2001 and 2002 is the reduced growth rate of non-wage income, which is projected to be lower due to the general economic slowdown. Overall employment growth is expected to continue to grow at a more modest pace than in 2000, reflecting the slowing growth of the national economy, continued spending restraint in government, and continued restructuring in the manufacturing, health care, social service and financial sectors.

At the national level, economic growth slowed significantly during the third quarter of 2000, as the longest economic expansion on record nears the end of its tenth year. The reduced pace of

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growth is expected to continue through 2001. The Division of the Budget expects growth in both national output (GDP) and inflation to slow through the end of 2001. Real GDP is expected to grow at an annual rate of 2.7 percent in 2001, down significantly from 5.1 percent in 2000. The Consumer Price Index inflation rate is expected to slow modestly in 2001 to 2.7 percent, in part because of lower wage pressures and partly due to lower oil prices. Consumption will grow more slowly, as employment, wages and income continue to rise modestly. Short-term interest rates are expected to decline resulting from a continuation of Federal Reserve Board rate cuts, employment growth will continue at a slower rate and the unemployment rate for 2001 will average 4.3 percent. In summary, economic growth at the national level should slow in 2001, with a growth rate for output that is 2.4 percentage points below that for 2000.

Many uncertainties exist in any forecast of the national and State economies, particularly in light of the recent volatility in the domestic financial markets. The timing and impact of changes in economic conditions are difficult to estimate with a high degree of accuracy. Unforeseeable events may occur. The actual rate of change in any, or all, of the concepts that are forecasted may differ substantially and adversely from the outlook described herein.

2000-2001 Fiscal Year (Executive Budget Forecast). The State's last fiscal year began on April 1, 2000 and ended on March 31, 2001. On March 30, 2000, the State adopted the debt service portion of the State budget for the 2000-2001 fiscal year; the remainder of the budget was enacted by the State Legislature on May 5, 2000, 35 days after the statutory deadline of April 1. The Governor approved the budget as passed by the Legislature. Prior to passing the budget in its entirety for the 2000-2001 fiscal year, the State enacted appropriations that permitted the State to continue its operations.

Following enactment of the budget, the State prepared a Financial Plan for the 2000-2001 fiscal year (the 2000-2001 Financial Plan) that sets forth projected receipts and disbursements based on the actions taken by the Legislature. This section provides a summary of the Financial Plan which was released on May 10, 2000.

In 2000-2001, General Fund disbursements, including transfers to support capital projects, debt service and other funds, are estimated at $38.92 billion, an increase of $1.75 billion or 4.7 percent over 1999-2000. Projected spending under the 2000-2001 enacted budget is $992 million above the Governor's Executive Budget recommendations, including 30-day amendments submitted January 31, 2000.

The 2000-2001 Financial Plan projects a closing balance of $3.2 billion in the General Fund and other reserves of $3.2 billion, including $1.71 billion in the General Fund. The closing balance is comprised of $675 million in reserves for potential labor costs resulting from new collective bargaining agreements and other spending commitments, $547 million in the Tax Stabilization Reserve Fund (for use in case of unanticipated deficits), $150 million in the Contingency Reserve Fund (which helps offset litigation risks), and $338 million in the Community Projects Fund (which finances legislative initiatives). In addition to the $1.71 billion balance in the General Fund, $1.2 billion is projected for reserve in the STAR Special Revenue Fund and $250 million in the Debt Reduction Reserve Fund (DRRF). The State expects to close 2000-2001 with cash balances in these funds.

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Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions and organizations that are not subject to the State's control. The State Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. The Division of Budget believes that its projections of receipts and disbursements relating to the current State
Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth here and those projections may be changed materially and adversely from time to time.

The State Financial Plan is based upon forecasts of national and State economic activity developed through both internal analysis and review of national and State economic forecasts prepared by commercial forecasting services and other public and private forecasters. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, the extent of corporate and governmental restructuring, the condition of the financial sector, federal fiscal and monetary policies, the level of interest rates, and the condition of the world economy, which could have an adverse effect on the State. There can be no assurance that the State economy will not experience results in the current fiscal year that are worse than predicted, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

Four governmental fund types comprise the State Financial Plan: the General Fund, the Special Revenue Funds, the Capital Projects Funds, and the Debt Service Funds. The State's fund structure adheres to the accounting standards of the Governmental Accounting Standards Board. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

Projected General Fund Receipts. Total General Fund receipts in 2000-2001 and transfers from other funds are projected to reach $39.72 billion, an increase of $2.32 billion over the estimated 1999-2000 level. The transfer of the $3.4 billion surplus recorded in 1999-2000 to the 2000-2001 fiscal period has the effect of exaggerating the growth in State receipts from year to year thereby, depressing reported 1999-2000 figures and inflating 2000-2001 projections.

Net General Fund personal income tax collections for 2000-2001 are projected to reach $24.33 billion, well over half of all General Fund receipts and an increase of almost $4 billion over 2000-2001. This increase is largely due to the $3.4 billion net impact of the transfer of the surplus growth from 1999-2000 to the current year as partially offset by the diversion of an additional $1.99 billion in income tax receipts to the STAR Fund. The STAR program was created in 1998 as a State-funded local property tax relief program funded through the use of personal income tax receipts. Adjusted for these transactions, the growth in net income tax receipts is roughly $1.3 billion, an increase of nearly 5 percent. This growth is largely a function

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of two factors: (i) the 9 percent growth in income tax liability projected for tax year 2000; and (ii) the impact of the 1999 tax year settlement recorded early in the 2000-2001 fiscal year.

The most significant statutory changes made the 2000-2001 fiscal year provide for: an increase, phased in over two years, in the earned income tax credit from 25 percent to 30 percent of the federal credit; a three-year phased-in reduction of the marriage penalty; a four-year phased-in deduction or credit for college tuition; and enhancement of the child and dependent care credit effective January 1, 2000.

User tax and fees are projected at $7.02 billion in 2000-2001, a decrease of $583 million from 1999-2000. The sales tax and cigarette tax components of this category account for virtually all of the 2000-2001 decline. This 3.4 percent projected decrease in sales tax reflects, in large part, the impact of the permanent exemption for clothing and footwear items costing under $110. Cigarette tax and tobacco products tax receipts are projected to decline by $146 million primarily due to reduced taxable consumption associated with the increase in cigarette tax of 55 cents per pack imposed on March 1, 2000.

Business tax receipts are expected to total $4.23 billion in 2000-2001, $332 million below 1999-2000 fiscal year results. This year-over-year decline in projected receipts is largely due to statutory changes.

Receipts from other taxes, which are comprised primarily of receipts from estate and gift taxes, real property gains tax and pari-mutuel taxes on wagering, are projected to total $766 million, $341 million below last year's amount. The primary factors accounting for most of the expected decline include: legislation enacted previously that repealed both the real property gains tax and the gift tax; pari-mutuel tax reductions; and reductions in estate and gift taxes.

Miscellaneous receipts includes license revenues, income from fees and fines, abandoned property receipts, investment income, and a portion of the assessments levied on medical providers. Miscellaneous receipts are expected to total $1.34 billion in 2000-2001, a decline of $309 million from 1999-2000. This reflects the loss of non-recurring receipts received in 1999-2000 and the growing effects of the phase-out of the medical provider assessments, completed in January 2000.

Transfers from other funds to the General Fund consist primarily of tax revenues in excess of debt service requirements. Transfers to the General Fund are expected to total $2.03 billion, or $108 million more than last year.

General Fund Disbursements. The 2000-2001 Financial Plan projects General Fund disbursements and transfers to capital, debt service and other funds of $38.92 billion, an increase of $1.75 billion or 4.7 percent over 1999-2000. Following the pattern of the last three fiscal years, education programs receive the largest share of increased funding contained in the 2000-2001 Financial Plan. School aid is expected to grow by $850 million or 8.0 percent over 1999-2000 levels (on a State fiscal year basis). Spending on other local education and higher education programs will also increase significantly from the prior year, growing by $376 million or 13.3 percent. Outside of education, the largest growth in spending is for State Operations ($507 million) and general State charges ($222 million).

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Grants to Local Governments is the largest category of General Fund disbursements and includes financial assistance to local governments and not-for-profit corporations, as well as entitlement benefits to individuals. Grants to Local Governments are projected at $26.83 billion in 2000-2001, an increase of $1.2 billion over 1999-2000.

General Fund spending for school aid is projected at $11.47 billion in 2000-2001 on a State fiscal year basis, an increase of $850 million from 1999-2000. School aid will grow by 1.2 billion (8.7 percent) on a school year basis, and funds operating aid, building aid, transportation, and other aid programs. For all other educational programs, disbursements are projected to grow by $376 million to $3.23 billion.

Medicaid costs are estimated at $5.59 billion in 2000-2001, essentially unchanged from 1999-2000. This reflects underlying spending growth in this program of 4 percent, and efforts to maximize federal moneys. In addition, resources from HCRA 2000 and the tobacco settlement revenues are utilized to support overall health care spending. Spending on welfare is projected at $1.2 billion, a decline of $77 million. Revenue sharing and other general purpose aid to local governments are projected at $825 million. This decrease results from a projected caseload decline of approximately 65,000 recipients (or 7.4 percent) to an average annual total of approximately 814,000 recipients in 2000-2001 and an increased availability of federal Temporary Assistance for Needy Families
(TANF) Block Grant funds.

State Operations spending reflects the costs of operating State agencies. The State estimates that disbursements for State Operations in 2000-2001 will total $7.11 billion. Compared to 1999-2000, spending for State Operations is projected to increase by $507 million. The year-to-year growth reflects growth in the Legislative and Judiciary budgets, costs of salary related increases and inflation, the labor contract between the United University Professionals (UUP) and the State University, the development of computerized systems in various State agencies, and higher costs in the Department of Correctional Services in 2000-2001, including the full cost of staffing two new State prisons ($32 million). The 2000-2001 spending estimate does not include costs of new labor contracts that had not been approved by the Legislature as of May 31, 2000. These costs will be funded through collective bargaining reserves of $675 million, which are carried separately in the 2000-2001 Financial Plan. These reserves, when paid, will be reflected in various financial plan spending categories and will cover costs for both the 1999-2000 and 2000-2001 fiscal year.

General State Charges spending in this category, which accounts primarily for fringe benefits for State employees and retirees, is projected to total $2.19 billion in 2000-2001. Disbursements for General State Charges are projected to increase by $104 million from the prior year. The 2000-2001 spending estimate continues to assume the $250 million in offset funds related to the dissolution of the Medial Malpractice Insurance Association (MMIA), which is the last year these funds are expected to be available.

Long-term Debt Service is projected at $2.26 billion in 2000-2001, an increase of $18 million over 1999-2000. The growth reflects debt service costs from bond sales in prior years and certain sales planned for 2000-2001.

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Transfers for capital projects provided General Fund support for projects that are not financed by bond proceeds, dedicated taxes, other revenues, or federal grants. Transfers for capital projects of $234 million in 2000-2001 are projected to increase $23 million from the prior year.

All other transfers, which reflect the remaining transfers from the General Fund to other funds, are estimated to total $294 million in 2000-2001, a decrease of $94 million from the prior fiscal year. This amount takes into account the use of HCRA 2000 funding for the State's subsidy to the Roswell Park Cancer Institute.

General Fund Balance. The State is projected to close the 2000-2001 fiscal year with a General Fund and other reserves balance of $3.2 billion, including $1.71 billion in the General Fund. This closing balance is comprised of $675 million in reserves for collective bargaining and other spending commitments, $547 million in the Tax Stabilization Reserve Fund, $150 million in the Contingency Reserve Fund, and $338 million in the Community Projects Fund.

Special Revenue Funds. Special Revenue Funds are used to account for the proceeds of specific revenue sources such as federal grants that are legally restricted, either by the Legislature or outside parties, to expenditures for specified purposes. For 2000-2001 projected disbursements in this fund type total $33.25 billion, an increase of $2.03 billion (4.35 percent) over 1999-2000 levels. Disbursements from federal funds are estimated at $22.87 billion, up by $798 million or 3.6 percent. Medicaid is the largest program within federal funds, accounting for over half of total spending in this category. In 2000-2001, federal support for Medicaid spending is projected at 14.93 billion, an increase of $396 million over 1999-2000. The remaining growth in federal funds is primarily for the Child Health Plus program, which is estimated to increase by $86 million in 2000-2001, as well as increased spending in various social services programs. State special revenue spending is projected to be $10.38 billion, an increase of $1.23 billion from last year. The spending reflects the next phase of the STAR program valued at $2.0 billion (up $785 million from 1999-2000), and $617 million in additional spending resulting from HCRA 2000. This growth is offset by decreased spending of $176 million due to the elimination of medical provider assessments on January 1, 2000.

Capital Project Funds. Capital Projects Funds spending in 2000-2001 is projected at $4.35 billion, an increase of $124 million or 2.90 percent from last year. Transportation, environmental, education and mental hygiene programs are the major sources of year-to-year spending growth in this category.

Debt Service Funds. Debt Service Funds spending are estimated at $3.79 billion in 2000-2001, up $206 million or 5.7 percent from 1999-2000. Transportation purposes, including debt service on bonds issued for State and local highway and bridge programs financed through the New York State Thruway Authority and supported by the Dedicated Highway and Bridge Trust Fund, account for $127 million of the year-to-year growth. Debt service for educational purposes, including State and City University programs financed through the Dormitory Authority, will increase by $59 million. The remaining growth is for a variety of programs in mental health and corrections, and for general obligation financings.

Out-Year Projections of Receipts and Disbursements. State law requires the Governor to propose a balanced budget each year. Preliminary analysis by the Division of the Budget (DOB)

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indicates that the State will have a 2001-2002 budget gap of approximately $2 billion. This estimate includes an assumption for the projected costs of new collective bargaining agreements, no assumed operating efficiencies, as well as the planned application of approximately $1.2 billion of the $1.82 billion STAR tax reduction reserve.

In recent years, the State has closed projected budget gaps which DOB estimates at $5.0 billion (1995-1996), $3.9 billion (1996-1997), $2.3 billion (1997-1998), and less than $1 billion (1998-1999). DOB will formally update its projections of receipts and disbursements for future years as part of the Governor's 2001-2002 Executive Budget submission. The revised expectations for these years will reflect updated estimates of receipts and disbursements as well as new 2001-2002 Executive Budget recommendations.

Sustained growth in the State's economy could contribute to closing projected budget gaps over the next several years, both in terms of higher-than-projected tax receipts and in lower-than-expected entitlement spending. The State assumes that the 2000-2001 Financial Plan will achieve $500 million in savings from initiatives by State agencies to deliver services more efficiently, workforce management efforts, maximization of federal and non-General Fund spending offsets, and other actions necessary to help bring projected disbursements and receipts into balance. The projections do not assume any gap-closing benefit from the potential settlement of State claims against the tobacco industry.

On November 23, 1998, the attorneys general for forty-six states, including New York, entered into a master settlement agreement (MSA) with the nation's largest tobacco manufacturers. Under the terms of the MSA, the states agreed to release the manufacturers from all smoking-related claims in exchange for specified payments and the imposition of restrictions on tobacco advertising and marketing. New York is projected to receive $25 billion over 25 years under the MSA, with payments apportioned among the State (51 percent), counties (22 percent), and New York City (27 percent). The projected payments (but not the apportionment of the payments) are an estimate and subject to adjustments for, among other things, the annual change in the volume of cigarette shipments and the rate of inflation. From 1999-2000 through 2002-2003, the State expects to receive $1.54 billion under the nationwide settlement with cigarette manufacturers. Counties, including New York City, are projected to receive settlement payments of $1.47 billion over the same period.

The 2000-2001 Financial Plan utilizes certain resources from HCRA 2000, the successor legislation to the Health Care Reform Act of 1996. HCRA 2000 continues the negotiated reimbursement system for non-governmental payors, and provides funding for, among other things, graduate medical education, indigent care, and the expansion of health insurance coverage for uninsured adults and children. HCRA 2000 will help finance several health-related programs, including prescription drug assistance for the elderly, supplemental Medicare insurance, and other public health services that were previously funded from the General Fund. Programs under HCRA 2000 will be financed with revenues generated from the financing mechanisms continued from HCRA 1996, a share of the State's tobacco settlement and revenues from an increased excise tax on cigarettes.

The State plans to use $1.29 billion in tobacco settlement money over the next three years to finance health programs under HCRA 2000 ($1.01 billion) and projected increased costs in

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Medicaid ($274 million). The remaining $250 million in one-time tobacco payments from 1999-2000 will be deposited to DRRF. The table below summarizes the projected payments, and enacted and proposed uses by fiscal year.

Prior Fiscal Years. New York State's financial operations have improved during recent fiscal years. During its last seven fiscal years, the State has recorded balanced budgets on a cash basis, with positive year-end fund balances.

1999-2000 Fiscal Year. The state ended its 1999-2000 fiscal year on March 31, 2000 in balance on a cash basis, with a General Fund cash-basis surplus as reported by the DOB of $1.51 billion. As in recent years, strong growth in receipts above forecasted amounts produced most of the year-end surplus. Spending was also modestly below projections, further adding to the surplus.

The State reported a closing balance of $1.17 billion in the General Fund, an increase of $275 million over the closing balance from the prior year. The balance was held in four accounts within the General Fund: the Tax Stabilization Reserve Fund (TSRF), the Contingency Reserve Fund (CRF), the Debt Reduction Reserve Fund (DRRF) and the Community Projects Fund (CPF) which is used to finance legislative initiatives. The balance is comprised of $547 million in the TSRF after a deposit of $74 million in 1999-2000; $107 million in the CRF; $250 million in the DRRF; and $263 million in the CPF.

The closing fund balance excludes $3.97 billion that the State deposited into the tax refund reserve account at the close of 1999-2000 to pay for tax refunds in 2000-2001 of which $521 million was made available as a result of the Local Government Assistance Corporation (LGAC) financing program and was required to be on deposit as of March 31, 2000. The tax refund reserve account transaction has the effect of decreasing reported personal income tax receipts in 1999-2000, while increasing reported receipts in 2000-2001.

General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1999-2000 fiscal year totaled $37.40 billion, an increase of 1.6 percent over 1998-1999. General Fund disbursements and transfers to other funds totaled $37.17 billion, an increase of 1.6 percent from the prior fiscal year.

1998-1999 Fiscal Year. The State ended its 1998-1999 fiscal year in balance on a cash basis, with a General Fund cash surplus as reported by the DOB of $1.82 billion. The cash surplus was derived primarily from higher-than-projected tax collections as a result of continued economic growth, particularly in the financial markets and the securities industries.

The State reported a General Fund closing cash balance of $892 million, an increase of $254 million from the prior fiscal year. The balance is held in three accounts within the General Fund: the Tax Stabilization Reserve Fund
(TSRF), the Contingency Reserve Fund (CRY) and the Community Projects Fund
(CPF). The TSRF closing balance was $473 million, following an additional deposit of $73 million in 1998-1999. The CRF closing balance was $107 million, following a deposit of $39 million in 1998-1999. The CPF, which finances legislative initiatives, closed the fiscal year with a balance of $312 million.

The closing fund balance excludes $2.31 billion that the State deposited into the tax refund reserve account at the close of 1998-1999 to pay for tax refunds in 1999-2000 of which $521

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million was made available as a result of the Local Government Assistance
Corporation (LGAC) financing program and was required to be on deposit as of March 31, 1999. The tax refund reserve account transaction has the effect of decreasing reported personal income tax receipts in 1998-1999, while increasing reported receipts in 1999-2000.

General Fund receipts and transfers from other funds (net of tax refund reserve-account activity) for the 1998-1999 fiscal year totaled $36.74 billion, an increase of 6.34 percent from 1997-1998 levels. General Fund disbursements and transfers to other funds totaled $36.19 billion for the 1998-1999 fiscal year, an increase of 6.23 percent from 1997-1998 levels.

1997-1998 Fiscal Year. The State ended its 1997-1998 fiscal year in balance on a cash basis, with a General Fund cash surplus as reported by DOB of approximately $2.04 billion. The cash surplus was derived primarily from-higher-than-anticipated receipts and lower spending on welfare, Medicaid, and other entitlement programs.

The General Fund had a closing balance of $638 million, an increase of $205 million from the prior fiscal year. The TSRF closing balance was $400 million, following a required deposit of $15 million (repaying a transfer made in 1991-92) and an additional deposit of $68 million made from the 1997-1998 surplus. The CRF closing balance was $68 million, following a $27 million deposit from the surplus. The CPF closed the fiscal year with a balance of $170 million. The General Fund closing balance did not include $2.39 billion in the tax refund reserve account, of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit on March 31, 1998.

General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1997-1998 fiscal year totaled $34.55 billion, an annual increase of 4.57 percent over 1996-1997. General Fund disbursements and transfers to other funds were $34.35 billion, an annual increase of 4.41 percent.

--------------------------------------------------------------------------------

Debt and Other Financing Activities

2000-2001 Borrowing Plan. Efforts to reduce debt, unanticipated delays in the advancement of certain projects, and revisions to estimated financing needs are expected to reduce borrowings in fiscal year 2000-2001. As of January 26, 2001, the State's 2000-01 borrowing plan projects issuances of $281 million in general obligation bonds and $56 million in Certificates of Participation to finance the purchase of new welfare computer systems.

Borrowings by public authorities pursuant to lease-purchase and contractual-obligation financing for capital programs of the State are projected to total approximately $2.36 billion, including costs of issuance, reserve funds, and other costs, net of anticipated refunding and other adjustments in 2000-2001. Included therein are borrowings by: (i) the Dormitory Authority of the State of New York (DASNY) for the State University of New York (SUNY); the City University of New York (CUNY); other educational purposes; and mental health facilities; (ii) the Thruway Authority for the Dedicated Highway and Bridge Trust Fund and Consolidated Highway Improvement Program; (iii) the Urban Development Corporation (UDC) (doing business as the Empire State Development Corporation) for prisons, youth facilities and

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

economic development purposes; (iv) the Environmental Facilities Corporation
(EFC) for environmental projects; and (v) the Housing Finance Agency (HFA) for housing programs. These borrowings include the Community Enhancement Facilities Assistance Program (CEFAP) for economic development purposes. Four public authorities (Thruway Authority, DASNY, UDC and HFA) are authorized to issue bonds under this program. Borrowings for 2000-2001 also include the Strategic Investment Program (SIP) for environmental, historic preservation, economic development, arts, and cultural purposes. Three public authorities (DASNY, UDC and EFC) are authorized to issue bonds under this program. The projections of State borrowings for the 2000-2001 fiscal year are subject to change as market conditions, interest rates and other factors vary throughout the fiscal year.

Outstanding Debt of the State and Certain Authorities. For purposes of analyzing the financial condition of the State, debt of the State and of certain public authorities may be classified as State-supported debt, which includes general obligation debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated tax sources, and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as State-related debt, includes State-supported debt, as well as certain types of contingent obligations, including moral obligation financings, certain contingent contractual-obligation financing arrangements, and State-guaranteed debt where debt service is expected to be paid from other sources and State appropriations in that they may be made and used only under certain circumstances.

State-Supported and State-Related Debt Outstanding. The first type of State-supported debt, general obligation debt, is currently authorized for three programmatic categories: transportation, environmental and housing. As of March 31, 2000, the total amount of outstanding general obligation debt was $4.6 billion, including $45 million in BANs.

The second type of State-supported debt, lease-purchase and contractual-obligation financing arrangements with public authorities and municipalities, has been used primarily by the State to finance the State's highway and bridge program, SUNY and CUNY buildings, health and mental hygiene facilities, prison construction and rehabilitation, and various other State capital projects.

The State has utilized and expects to continue to utilize lease-purchase and contractual-obligation financing arrangements to finance its capital programs, in addition to authorized general obligation bonds. Total outstanding State-supported debt as of March 31, 2000 was $36.8 million.

The category of State-related debt includes the State-supported debt described above, moral obligation and certain other financings and State-guaranteed debt. Total outstanding State-related debt as of March 31, 2000 was $38.58 million.

Debt Reform Act of 2000. Chapter 59 of the Laws of 2000 enacted the Debt Reform Act of 2000 (Debt Reform Act). The Debt Reform Act implements statutory initiatives intended to improve the State's borrowing practices. The Debt Reform Act applies to all new State-supported debt issued on and after April 1, 2000 and includes the following provisions:

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

 .    A phased-in cap on new State-supported debt outstanding of 4 percent of personal income (the existing State-supported debt level is 6 percent of personal income);

 .    A phased-in cap on new State-supported debt service costs of 5 percent of total governmental funds receipts (the existing State-supported debt service costs are 5 percent of total governmental receipts);

 .    A limit on the use of debt to capital works and purposes only; and

 .    A limit on the maximum term of new State-supported debt to 30 years.

The cap on new State-supported debt outstanding begins at 0.75 percent of personal income in 2000-2001 and is gradually increased until it is fully phased in at 4 percent of personal income in 2010-2011. Similarly, the phased-in cap on new State-supported debt service costs begins at 0.75 percent of total governmental funds receipts and is gradually increased until it is fully phased in at 5 percent in 2013-2014. State-supported bond issuances during the 2000-2001 borrowing plan are projected by DOB to be within the Debt Reform Act's statutory caps.

If either the debt outstanding or the debt service cap is met or exceeded, the State would be precluded from contracting new State-supported debt until the next annual cap calculation is made and State-supported debt is found to be within the appropriate limitations. The Division of the Budget expects that the prohibition on issuing new State-supported debt, if the caps are met or exceeded, will provide an incentive to treat the debt caps as absolute limits that should not be reached. Therefore DOB intends to manage subsequent capital plans and issuance schedules under these limits.

Certain Litigation. The legal proceedings noted below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims sought against the State are substantial, generally in excess of $100 million. These proceedings could adversely affect the financial condition of the State in the 2000-2001 fiscal year or thereafter.

Among the more significant of these cases are those that involve: (i) the validity of agreements and treaties by which various Indian tribes transferred to New York title to certain land in New York; (ii) a challenge to the State's home assessment resource review instrument (HARRI), which is to be used by the Department of Social Services to determine eligibility for and the nature of home care services for Medicaid recipients, and challenge the policy of DSS of limiting reimbursable hours of service until a patient is assessed using the HARRI; (iii) challenges to the constitutionality of certain sections of the Public Health Law, which impose a tax on the gross receipts hospitals and residential health care facilities receive from all patient care services; (iv) alleged responsibility of New York officials to assist in remedying racial segregation in the City of Yonkers; (v) a challenge to the funding for New York City public schools; (vi) a challenge to the Governor of New York regarding the application of his constitutional line item veto authority to certain portions of budget bills; (vii) a case calling for the enforcement of sales and excise taxes imposed on motor fuel and tobacco products sold to non-Indian consumers on Indian reservations; (viii) a case claiming that the State violated the Federal False Claims Act; and (ix) an action by New York and several other states against the Federal Government challenging a federal directive which requires states to change their method of allocating costs.

The City of New York. The fiscal health of the State may be affected by the fiscal health of New York City (the City), which continues to receive significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. The State may also be affected by the ability of the City and certain entities issuing debt for the benefit of the City to market their securities successfully in the public credit markets.

The City has achieved balanced operating results for each of its fiscal years since 1981 as measured by the GAAP standards in force at that time. The City prepares a four-year financial plan (Financial Plan) annually and updates it periodically, and prepares a comprehensive annual financial report each October describing its most recent fiscal year.

In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York (NYC
MAC) to provide financing assistance to the City; the New York State Financial Control Board (the Control Board) to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York (OSDC) to assist the Control Board in exercising its powers and responsibilities. A "control period" existed from 1975 to 1986 during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the control period in 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence or "substantial likelihood and imminence" of the occurrence of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

Currently, the City and its Covered Organizations (i.e., those organizations which receive or may receive moneys from the City directly, indirectly or contingently) operate under the Financial Plan. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in the Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

To successfully implement its Financial Plan, the city and certain entities issuing debt for the benefit of the City must market their securities successfully. The City issues securities to finance, refinance and rehabilitate infrastructure and other capital needs, as well as for seasonal financing needs. In City fiscal years 1997-1998, 1998-1999 and 1999-2000, the State
Constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent disruptions in the capital program, two actions were taken to increase the City's capital financing capacity: (i) the State Legislature created the New York City Transitional Finance Authority (TFA) in 1997, and (ii) in 1999, the City created TSASC, Inc., a not-for-profit corporation empowered to issue tax-exempt debt backed by tobacco settlement revenues. During the 2000 legislative session, the State enacted legislation that increased the borrowing authority of the TFA by $4 billion, to $11.5 billion, which the City expects will provide sufficient financing capacity to continue is capital program over the next four fiscal years.

Other Localities. Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 1999-2000 fiscal year.

The State is considering measures to help resolve persistent fiscal difficulties in Nassau County. The Governor has proposed actions which would, if legislation is enacted, establish a Nassau County Interim Finance Authority. The Authority would be empowered to issue bonds, backed solely by diverted Nassau County sales tax revenues, to achieve short-term budget relief and ensure credit market access for the County. Such Authority would also impose financial plan requirements on Nassau County. The State paid $30 million in transitional assistance to the County for State fiscal year 2000-2001 and the Governor has proposed providing up to $75 million in State assistance over the next four State fiscal years. Allocation of such assistance would be subject to the Authority's approval of Nassau County's financial plan. There is no assurance that such proposals will be enacted, or that future actions will not be required by the State to assist Nassau County, resulting in increased State expenditures for extraordinary local assistance.

The State has provided extraordinary financial assistance to select municipalities, primarily cities, since the 1996-1997 fiscal year. Funding has essentially been continued or increased in each subsequent fiscal year. Such funding in 2000-2001 totals $200.4 million. In 2000-2001, the State increased General Purpose State Aid for local governments by $11 million to $562 million.

While the distribution of General Purpose State Aid for local governments was originally based on a statutory formula, in recent years both the total amount appropriated and the shares appropriated to specific localities have been determined by the Legislature. A State commission established to study the distribution and amounts of general purpose local government aid failed to agree on any recommendations for a new formula.

Counties, cities, towns, villages and school districts have engaged in substantial short-term and long-term borrowings. In 1998, the total indebtedness of all localities in the State other than New York City was approximately $20.3 billion. A small portion (approximately $80 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to State enabling legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units (other than New York City) authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Twenty-three localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1998.

Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the federal government may reduce (or in some cases eliminate) federal funding of some local programs which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that the State, New York City, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

Authorities. The fiscal stability of the State is related in part to the fiscal stability of its public authorities. Public benefit corporations, created pursuant to State Law ("Public Authorities") are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its Public Authorities default on their respective obligations, particularly those using the financing techniques referred to as State-supported or State-related debt. As of December 31, 1999, there were 17 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of all State Public Authorities was $95 billion, only a portion of which constitutes State-supported or State-related debt.

Beginning in 1998, the Long Island Power Authority (the LIPA) assumed responsibility for the provision of electric utility services previously provided by Long Island Lighting Company for Nassau, Suffolk and a portion of Queen Counties, as part of an estimated $7 billion financing plan. As of May 31, 2000, LIPA has issued over $7 billion in bonds secured solely by ratepayer charges. LIPA's debt is not considered either State-supported or State-related debt.

The Metropolitan Transit Authority (the MTA) oversees the operation of subway and bus lines in New York City by its affiliates, the New York City Transit Authority and Manhattan and Bronx Surface Transit Operating Authority (collectively, the TA). The MTA operates certain commuter rail and bus services in the New York Metropolitan area through MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter Railroad Company and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the TBTA), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended on, and will continue to depend on, operating support from the State, local governments and TBTA, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

Since 1980, the State has enacted several taxes, including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of 1 percent regional sales and use tax, that provide revenue for mass transit purposes, including assistance to the MTA. Since 1987, State law has required that the proceeds of a one-quarter of 1 percent mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. In 1993, the State dedicated a portion of certain additional State petroleum business tax receipts to fund operating or capital assistance to the MTA. The 2000-2001 State budget provides total State assistance to the MTA of approximately $1.35 billion and initiates a five-year State transportation plan that includes nearly $2.2 billion in dedicated revenue support for the MTA's 2000-2004 Capital Program. This capital commitment includes an additional $800 million of newly dedicated State petroleum business tax revenues, motor vehicle fees, and motor fuel taxes not previously dedicated to the MTA.

State legislation accompanying the 2000-2001 State budget authorized the MTA, TBTA and TA to issue an aggregate of $16.5 billion in bonds to finance a portion of a new $17.1 billion MTA capital plan for the 2000 through 2001 calendar years (the 2000-2004 Capital Program). On May 4, 2000, the Capital Program Review Board (the CPRB) approved the 2000-2004 Capital Program. The MTA plan now totals $12.55 billion. This is the fifth capital plan since the Legislature authorized procedures for the adoption, approval and amendment of MTA capital programs, and is designed to upgrade the performance of the MTA's transportation systems by investing in new rolling stock, maintaining replacement schedules for existing assets and bringing the MTA system into a state of good repair and making major investments in system expansion projects such as the Second Avenue Subway project and the East Side Access project. The 2000-2004 Capital Program assumes the issuance of an estimated $8.9 billion in bonds. The remainder of the plan is projected to be financed through assistance from the State, the federal government and the City of New York, and from various other revenues generated from actions taken by the MTA.

There can be no assurance that all the necessary governmental actions for future capital programs will be taken, that funding sources currently identified will not be decreased or eliminated, or that the 2000-2004 Capital Programs, or parts thereof, will not be delayed or reduced. Should the funding levels fall below current projections, the MTA would have to revise its 2000-2004 Capital Programs accordingly. If the 2000-2004 Capital Programs are delayed or reduced, ridership and fare revenues to decline, the MTA's ability to meet its operating expenses without additional assistance could be impaired.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION

As used in this Statement of Additional Information and the Prospectus, the term "majority of a Fund's outstanding shares" (of a series, if applicable) means the vote of (i) 67% or more of the Fund's shares (of the series, if applicable) present at a meeting, if the holders of more than 50% of the Fund's outstanding shares (of the series, if applicable) are present or represented by proxy, or
(ii) more than 50% of the Fund's outstanding shares (of the series, if applicable), whichever is less.

Telephone calls to the Fund and The Bank of New York as shareholder servicing agent may be tape recorded.

With respect to the securities offered hereby, this Statement of Additional Information and the Prospectus do not contain all the information included in the Fund's Registration Statement filed with the Securities and Exchange Commission under the Securities Act. Pursuant to the rules and regulations of the Securities and Exchange Commission, certain portions have been omitted. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statements. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus and this Statement of Additional Information, in connection with the offer contained in the Prospectus and this Statement of Additional Information and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer by the Fund or by the Distributor to sell or solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

Since the Fund had not commenced operations as of the date of this SAI, there are no financial statements to include in the SAI.

APPENDIX A

                         Description of Security Ratings

S&P

Corporate and Municipal Bonds
-----------------------------

AAA Debt obligations rated AAA have the highest ratings assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA Debt obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A Debt obligations rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debts in higher rated categories.

BBB Debt obligations rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than for debts in higher rated categories.

BB Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating.

NR No public rating has been requested, there may be insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Commercial Paper, Including Tax-Exempt Commercial Paper
-------------------------------------------------------

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 This designation indicates that the degree of safety regarding timely payment is very strong.


MOODY'S

Corporate and Municipal Bonds
-----------------------------

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be presented elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR No public rating has been requested, there may be insufficient information on which to base a rating, or that Moody's does not rate a particular type of obligation as a matter of policy.

Commercial Paper, Including Tax-Exempt Commercial Paper
-------------------------------------------------------

Prime-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

          -   Leading market positions in well established industries.
          -   High rates of return on funds employed.
          - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
          - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          - Well established access to a range of financial markets and assured sources of alternate liquidity.

Short-Term Tax-Exempt Notes
---------------------------

MIG-1 The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

PART C

                                OTHER INFORMATION

Item 23. Exhibits.


     Exhibit
     Number     Description
     -------    -----------
      (1) (a)   Articles of Incorporation of Registrant.*
          (b)   Articles of Amendment, dated June 29, 1992.*
          (c)   Articles of Supplementary, dated June 29, 1994.*
          (d)   Articles of Supplementary, dated August 15, 1995.*
          (e)   Articles of Amendment, dated January 22, 1997*
          (f)   Articles Supplementary, dated January 22, 1997.*
          (g)   Articles Supplementary, dated April 30, 1999.*
          (h)   Form of Articles Supplementary, dated September 20, 1999*
          (i)   Articles Supplementary, dated February 17, 2000.*
          (j)   Articles Supplementary, dated February 27, 2001.*
          (k)   Articles Supplementary, dated April 4, 2001.*
          (l)   Articles Supplementary, dated November 14, 2001.
      (2)       Bylaws of Registrant.*
      (3)       Not Applicable.
      (4) (a)   Form of Specimen stock certificate of common stock of BNY Hamilton Money Fund.*
          (b)   Form of Specimen stock certificate of common stock of BNY Hamilton Intermediate Government Fund.*
          (c)   Form of specimen stock certificate of common stock of BNY Hamilton Intermediate New York Tax-Exempt Fund.*
          (d)   Form of specimen stock certificate of common stock of BNY Hamilton Equity Income Fund.*
      (5) (a)   Investment Advisory Agreement between BNY Hamilton Money Fund and The Bank of New York.*
          (b)   Investment Advisory Agreement between BNY Hamilton Intermediate Government Fund and The Bank of New York.*
          (c)   Investment Advisory Agreement between BNY Hamilton Intermediate New York Tax-Exempt Fund and The Bank of New York.*
          (d)   Investment Advisory Agreement between BNY Hamilton Equity Income Fund and The Bank of New York.*
          (e)   Investment Advisory Agreement between BNY Hamilton Treasury Money Fund and The Bank of New York.*
          (f)   Investment Advisory Agreement between BNY Hamilton Large Cap Growth Fund and The Bank of New York.*
          (g)   Investment Advisory Agreement between BNY Hamilton Small Cap Growth Fund and The Bank of New York.*
          (h)   Investment Advisory Agreement between BNY Hamilton International Equity Fund and The Bank of New York.*
          (i)   Investment Advisory Agreement between BNY Hamilton Intermediate Investment Grade Fund and The Bank of New York.*
          (j)   Investment Advisory Agreement between BNY Hamilton Intermediate Tax-Exempt Fund and The Bank of New York.*
          (k)   Sub-advisory agreement between BNY Hamilton International Equity Fund and Credit Agricole Asset Management
                (formerly known as IndoCam International Investment Services).*
          (l)   Investment Advisory Agreement between BNY Hamilton Large Cap Growth CRT Fund and The Bank of New York.*
          (m)   Investment Advisory Agreement between BNY Hamilton Small Cap Growth CRT Fund and The Bank of New York.*
          (n)   Investment Advisory Agreement between BNY Hamilton International Equity CRT Fund and The Bank of New York.*
          (o)   Sub-advisory agreement between BNY Hamilton International Equity CRT Fund and Credit Agricole Asset Management
                (formerly known as IndoCam International Investment Services).*

          (p)   Investment Advisory Agreement between BNY Hamilton U.S. Bond Market Index Fund and The Bank of New York.*
          (q)   Investment Advisory Agreement between BNY Hamilton S&P 500 Index Fund and The Bank of New York.*
          (r)   Investment Advisory Agreement between BNY Hamilton Large Cap Value Fund and The Bank of New York.*
          (s)   Form of Investment Advisory Agreement between BNY Hamilton New York Tax-Free Money Market Fund and The Bank of New
                York.
          (t)   Sub-advisory Agreement between BNY Hamilton Large Cap Value Fund and Estabrook Capital Management, Inc.*
      (6) (a)   Distribution Agreements between Registrant and BNY Hamilton Distributors, Inc.*
          (b)   Supplement to Distribution Agreements between Registrant and BNY Hamilton Distributors, Inc.*
      (7)       Not Applicable.
      (8) (a)   Custody Agreement between Registrant and The Bank of New York.*
          (b)   Cash Management and Related Services Agreement between each series of Registrant and The Bank of New York.*
          (c)   Supplement to Custody Agreement between Registrant and The Bank of New York.*
          (d)   Supplement to Cash Management and Related Services Agreement between Registrant and The Bank of New York.*
          (e)   Additional Supplement to Custody Agreement between Registrant and The Bank of New York.*
          (f)   Additional Supplement to Cash Management and Related Services Agreement between Registrant and The Bank of New
                York.*
          (g)   Additional Supplement to Custody Agreement between Registrant and The Bank of New York.*
          (h)   Additional Supplement to Cash Management and Related Services Agreement between Registrant and The Bank of New
                York.*
      (9) (a)   Administration Agreement between Registrant and BNY Hamilton Distributors, Inc.*
          (b)   Fund Accounting Services Agreement between Registrant and The Bank of New York.*
          (c)   Form of Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc.*
          (d)   Form of Shareholder Servicing Agreement.*
          (e)   Form of Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New York.*
          (f)   Shareholder Servicing Plan of BNY Hamilton Money Fund (Hamilton Premier Shares).*
          (g)   No longer applicable.
          (h)   Shareholder Servicing Plan of BNY Hamilton Money Fund (Hamilton Classic Shares).*
          (i)   Rule 18f-3 Plan of BNY Hamilton Money Fund.*
          (j)   Supplement to Administration Agreement between Registrant and BNY Hamilton Distributors, Inc.*
          (k)   Supplement to Fund Accounting Services Agreement between Registrant and The Bank of New York.*
          (l)   Updated Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc.*
          (m)   Shareholder Servicing Plan of BNY Hamilton Treasury Money Fund (Hamilton Premier Shares).*
          (n)   Revised Rule 18f-3 Plan of BNY Hamilton Funds, Inc.*
          (o)   Supplement to Form of Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New
                York.*
          (p)   Revised Fund Accounting Services Agreement between BNY Hamilton International Equity Fund and The Bank of New
                York.*
          (q)   Form of Shareholder Servicing Plan of BNY Hamilton Treasury Money Fund - Hamilton Classic Shares.*
          (r)   Form of Revised Rule 18f-3 Plan of BNY Hamilton Treasury Money Fund - Hamilton Classic Shares.*
          (s)   Supplement to Administration Agreement between Registrant and BNY Hamilton Distributors, Inc.*
          (t)   Supplement to Fund Accounting Services Agreement between Registrant and The Bank of New York.*
          (u)   Supplement to Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc.*
          (v)   Supplement to Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New York.*
          (w)   Shareholder Servicing Plan of BNY Hamilton New York Tax-Free Money Market Fund (Hamilton Premier Shares).+
          (x)   Shareholder Servicing Plan of BNY Hamilton New York Tax-Free Money Market Fund (Hamilton Classic Shares).+
          (y)   Rule 18f-3 Plan of BNY Hamilton New York Tax-Free Money Market Fund.

          (z)   (i)Code of Ethics as adopted for the BNY Hamilton Funds, Inc.*
                (ii) Code of Ethics as adopted for Estabrook Capital Management LLC.*
                (iii) Code of Ethics as adopted for Credit Agricole Asset Management.*
     (10)       Opinion of Sullivan & Cromwell.*
     (11)       Opinion of Hogan & Hartson L.L.P.
     (12)       Not Applicable.
     (13)       Form of Seed Capital Agreement between Registrant and BNY Hamilton Distributors, Inc.*
     (14)       Not Applicable.
     (15) (a)   Rule 12b-1 Plan of BNY Hamilton Intermediate Government Fund.*
          (b)   Rule 12b-1 Plan of BNY Hamilton Intermediate New York Tax-Exempt Fund.*
          (c)   Rule 12b-1 Plan of BNY Hamilton Equity Income Fund.*
          (d)   Rule 12b-1 Plan of BNY Hamilton Money Fund - Hamilton Classic Shares.*
          (e)   Rule 12b-1 Plan of BNY Hamilton Large Cap Growth Fund - Investor Shares.*
          (f)   Rule 12b-1 Plan of BNY Hamilton Small Cap Growth Fund - Investor Shares.*
          (g)   Rule 12b-1 Plan of BNY Hamilton International Equity Fund - Investor Shares.*
          (h)   Rule 12b-1 Plan of BNY Hamilton Intermediate Investment Grade Fund - Investor Shares.*
          (i)   Rule 12b-1 Plan of BNY Hamilton Intermediate Tax-Exempt Fund - Investor Shares.*
          (j)   Rule 12b-1 Plan of BNY Hamilton Intermediate Treasury Money Fund - Hamilton Classic Shares.*
          (k)   Rule 12b-1 Plan of BNY Hamilton U.S. Bond Market Index Fund - Investor Shares.*
          (l)   Rule 12b-1 Plan of BNY Hamilton S&P 500 Index Fund - Investor Shares.*
          (m)   Rule 12b-1 Plan of BNY Hamilton Large Cap Value Fund - Investor Shares.*
          (n)   Rule 12b-1 Plan of BNY Hamilton New York Tax-Free Money Market Fund - Hamilton Classic Shares.+
     (16)       Not Applicable
     (17)       Not Applicable.

Other Exhibit: Power of Attorney for Edward L. Gardner, James E. Quinn, Karen
Osar, Kim Kelly and William J. Tomko dated October 5, 2001.*


______________

*        Previously filed.

+        To be filed by amendment.

Item 24. Persons Controlled by or under Common Control with Registrant.

         No person is controlled by or under common control with the Registrant.

Item 25. Indemnification.

         Reference is made to Article VI of Registrant's Bylaws and the Distribution Agreement each filed as exhibits hereto.

         Registrant, its Directors and officers, the other investment companies administered by the Administrator, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Director, officers or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

         The Registrant's investment adviser, The Bank of New York, is a New York trust company. The Bank of New York conducts a general banking and trust business. The Bank of New York is not affiliated with BNY Hamilton Distributors, Inc.

         To the knowledge of the Registrant, none of the directors or officers of The Bank of New York, except those set forth below, is engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of each director of The Bank of New York who is engaged in another business, profession, vocation or employment of a substantial nature:

         Name                                                                                        Title/Company
         -----                                                                                       -------------
         J. Carter Bacot ........................................................................  Retired; formerly Chairman and
Chief Executive Officer of Bank of New York Company, Inc.

         Richard Barth ..........................................................................  Retired; formerly Chairman and
Chief Executive Officer of Ciba-Geigy Corporation (diversified chemical products)

         Frank J. Biondi, Jr ....................................................................  Chairman, Biondi, Reiss Capital
Mangement LLC

         William R. Chaney ......................................................................  Senior Managing Director,
Waterview Advisors, LLC (Investment Adviser to Waterview Partners,LLC)

         Nicholas M. Donofrio ...................................................................  Senior Vice President, Technology
and Manufacturing of IBM Corporation (developer and manufacturer of advanced information systems)

         Richard J. Kogan .......................................................................  Chairman and Chief Executive
Officer of Schering-Plough Corporation (manufacturer of pharmaceutical and consumer products)

         John A. Luke, Jr .......................................................................  Chairman, President and Chief
Executive Officer of Westvaco Corporation (manufacturer of paper, packaging, and specialty chemicals)

         John C. Malone .........................................................................  Chairman of Liberty Media Group
(producer and distributor of entertainment, sports, informational programming and electronic retailing services)

         Donald L. Miller .......................................................................  Chief Executive Officer and
Publisher of Our World News, LLC (media)

         Catherine A. Rein ......................................................................  President and Chief Investment
Officer of Metropolitan Property and Casualty Insurance Company (insurance and services)

         William C. Richardson ..................................................................  President and Chief Executive
Officer of W.K. Kellog Foundation (a private foundation)

         Brian L. Roberts .......................................................................  President of Comcast Corp.
(developer, manager and operator of broadband cable networks and provider of content)

Item 27. Principal Underwriters.

         (a) BNY Hamilton Distributors, Inc., which is located at 90 Park Avenue, New York, New York 10016, will act as exclusive distributor for the Registrant. The distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.

         (b) The information required by this Item 29 with respect to each director, officer or partner of the Distributor is incorporated by reference to Schedule A of Form BD filed by the Distributor pursuant to the Securities Exchange Act of 1934.

         (c)   Not Applicable.

Item 28. Location of Accounts and Records.

         All accounts, books and other documents required to be maintained by
         Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Item 29. Management Services.

         Not Applicable.

Item 30. Undertakings.

         The Registrant undertakes that, if requested to do so by 10% of its outstanding shares, the Registrant will promptly call a meeting of shareholders for the purpose of voting on the removal of a director or directors and Registrant will assist with shareholder communications as required by Section 16(c) of the Investment Company Act of 1940.

         The Registrant hereby also undertakes that so long as the information required by Item 5 of Form N-1A is contained in the latest annual report to shareholders and not in the prospectuses of each Fund (other than BNY Hamilton Money Fund and BNY Hamilton Treasury Money Fund), the Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Columbus, and the State of Ohio on the 18th day of December, 2001.


                                                     BNY HAMILTON FUNDS, INC.





                                                 By  /s/ Michael A. Grunewald
                                                     ---------------------------
                                                     Michael A. Grunewald
                                                     President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 18th day of December, 2001.


                Name                                                               Title
                ----                                                               -----
          Edward L. Gardner*                                  Director and Chairman of the Board of Directors
---------------------------------------


            James E. Quinn*                                   Director
---------------------------------------


               Karen Osar*                                    Director
---------------------------------------


                Kim Kelly*                                    Director
---------------------------------------


           William J. Tomko*                                  Chief Executive Officer
---------------------------------------

*By      /s/ Michael A. Grunewald
         ------------------------
         Michael A. Grunewald
         Attorney-in-Fact pursuant to a power of attorney

                                  EXHIBIT INDEX

    Exhibit
    Number      Description
    -------     -----------
    Page
    -------

     (1)  (a)   Articles of Incorporation of Registrant.*
          (b)   Articles of Amendment, dated June 29, 1992.*
          (c)   Articles of Supplementary, dated June 29, 1994.*
          (d)   Articles of Supplementary, dated August 15, 1995.*
          (e)   Articles of Amendment, dated January 22, 1997.*
          (f)   Articles Supplementary, dated January 22, 1997.*

          (g)   Articles Supplementary, dated April 30, 1999.*
          (h)   Form of Articles Supplementary, dated September 20, 1999.*
          (i)   Articles Supplementary, dated February  17, 2000.*
          (j)   Articles Supplementary, dated February  27, 2001.*
          (k)   Articles Supplementary, dated April 4, 2001.*
          (l)   Articles Supplementary, dated November 14, 2001.

     (2)        Bylaws of Registrant.*
     (3)        Not Applicable.
     (4)  (a)   Form of Specimen stock certificate of common stock of BNY
                Hamilton Money Fund.*
          (b)   Form of Specimen stock certificate of common stock of BNY
                Hamilton Intermediate Government Fund.*
          (c)   Form of specimen stock certificate of common stock of BNY
                Hamilton Intermediate New York Tax-Exempt Fund.*
          (d)   Form of specimen stock certificate of common stock of BNY
                Hamilton Equity Income Fund.*
     (5)  (a)   Investment Advisory Agreement between BNY Hamilton Money Fund and The Bank of New York.*
          (b)   Investment Advisory Agreement between BNY Hamilton Intermediate
                Government Fund and The Bank of New York.*
          (c)   Investment Advisory Agreement between BNY Hamilton Intermediate
                New York Tax-Exempt Fund and The Bank of New York.*
          (d)   Investment Advisory Agreement between BNY Hamilton Equity Income
                Fund and The Bank of New York.*
          (e)   Investment Advisory Agreement between BNY Hamilton Treasury
                Money Fund and The Bank of New York.*
          (f)   Investment Advisory Agreement between BNY Hamilton Large Cap
                Growth Fund and The Bank of New York.*
          (g)   Investment Advisory Agreement between BNY Hamilton Small Cap
                Growth Fund and The Bank of New York.*
          (h)   Investment Advisory Agreement between BNY Hamilton International
                Equity Fund and The Bank of New York.*
          (i)   Investment Advisory Agreement between BNY Hamilton Intermediate
                Investment Grade Fund and The Bank of New York.*
          (j)   Investment Advisory Agreement between BNY Hamilton Intermediate
                Tax-Exempt Fund and The Bank of New York.*
          (k)   Sub-advisory agreement between BNY Hamilton International Equity
                Fund and Credit Agricole Asset Management (formerly known as
                IndoCam International Investment Services).*
          (l)   Investment Advisory Agreement between BNY Hamilton Large Cap
                Growth CRT Fund and The Bank of New York.*
          (m)   Investment Advisory Agreement between BNY Hamilton Small Cap
                Growth CRT Fund and The Bank of New York.*
          (n)   Investment Advisory Agreement between BNY Hamilton International
                Equity CRT Fund and The Bank of New York.*
          (o)   Sub-advisory agreement between BNY Hamilton InternationalEquity
                CRT Fund and Credit Agricole Asset Management (formerly known as
                IndoCam International Investment Services).*
          (p)   Investment Advisory Agreement between BNY Hamilton U.S. Bond
                Market Index Fund and Bank of New York.*

          (q) Investment Advisory Agreement between BNY Hamilton S&P 500 Index Fund and The Bank of New York.*
          (r) Investment Advisory Agreement between BNY Hamilton Large Cap Value Fund and The Bank of New York.*

          (s) Form of Investment Advisory Agreement between BNY Hamilton New York Tax-Free Money Market Fund and The Bank of New York.

          (t)   Sub-advisory Agreement between BNY Hamilton Large Cap Value Fund and Estabrook Capital Management, Inc.*
      (6) (a)   Distribution Agreements between Registrant and BNY Hamilton
                Distributors, Inc.*
          (b)   Supplement to Distribution Agreements between Registrant and BNY
                Hamilton Distributors, Inc.*
          (7)   Not Applicable.
      (8) (a)   Custody Agreement between Registrant and The Bank of New York.*
          (b)   Cash Management and Related Services Agreement between each series of Registrant and The Bank of New York.*
          (c)   Supplement to Custody Agreement between Registrant and The Bank of New York.*
          (d)   Supplement to Cash Management and Related Services Agreement
                between Registrant and The Bank of New York.*
          (e)   Additional Supplement to Custody Agreement between Registrant and The Bank of New York.*
          (f)   Additional Supplement to Cash Management and Related Services
                Agreement between Registrant and The Bank of New York.*
          (g)   Additional Supplement to Custody Agreement between Registrant and The Bank of New York.*
          (h)   Additional Supplement to Cash Management and Related Services
                Agreement between Registrant and The Bank of New York.*
      (9) (a)   Administration Agreement between Registrant and BNY Hamilton
                Distributors, Inc.*
          (b)   Fund Accounting Services Agreement between Registrant and The
                Bank of New York.*
          (c)   Form of Transfer Agency Agreement between Registrant and BISYS
                Fund Services, Inc.*
          (d)   Form of Shareholder Servicing Agreement.*
          (e)   Form of Sub-Administration Agreement between BNY Hamilton
                Distributors, Inc. and The Bank of New York.*
          (f)   Shareholder Servicing Plan of BNY Hamilton Money Fund (Hamilton
                Premier Shares).*
          (g)   No longer applicable.
          (h)   Shareholder Servicing Plan of BNY Hamilton Money Fund (Hamilton
                Classic Shares).*
          (i)   Rule 18f-3 Plan of BNY Hamilton Money Fund.*
          (j)   Supplement to Administration Agreement between Registrant and
                BNY Hamilton Distributors, Inc.*
          (k)   Supplement to Fund Accounting Services Agreement between
                Registrant and The Bank of New York.*
          (l)   Updated Transfer Agency Agreement between Registrant and BISYS
                Fund Services, Inc.*
          (m)   Shareholder Servicing Plan of BNY Hamilton Treasury Money Fund
                (Hamilton Premier Shares).*
          (n)   Revised Rule 18f-3 Plan of BNY Hamilton Funds, Inc.*
          (o)   Supplement to Form of Sub-Administration Agreement between BNY
                Hamilton Distributors, Inc. and The Bank of New York.*
          (p)   Revised Fund Accounting Services Agreement between BNY Hamilton
                International Equity Fund and The Bank of New York.*
          (q)   Form of Shareholder Servicing Plan of BNY Hamilton Treasury
                Money Fund - Hamilton Classic Shares.*
          (r)   Form of Revised Rule 18f-3 Plan of BNY Hamilton Treasury Money
                Fund - Hamilton Classic Shares.*
          (s)   Supplement to Administration Agreement between Registrant and
                BNY Hamilton Distributors, Inc.*
          (t)   Supplement to Fund Accounting Services Agreement between
                Registrant and The Bank of New York.*
          (u)   Supplement to Transfer Agency Agreement between Registrant and
                BISYS Fund Services, Inc.*
          (v)   Supplement to Sub-Administration Agreement between BNY Hamilton
                Distributors, Inc. and The Bank of New York.*
          (w)   Shareholder Servicing Plan of BNY Hamilton New York Tax-Free
                Money Market Fund (Hamilton Premier Shares).+
          (x)   Shareholder Servicing Plan of BNY Hamilton New York Tax-Free
                Money Market Fund (Hamilton Classic Shares).+

          (y)   Rule 18f-3 Plan of BNY Hamilton New York Tax-Free Money Market
                Fund.

          (z)   (i) Code of Ethics as adopted for the BNY Hamilton Funds, Inc.*
                (ii) Code of Ethics as adopted for Estabrook Capital Management
                 LLC.*

                (iii) Code of Ethics as adopted for Credit Agricole Asset
                      Management.*
     (10)       Opinion of Sullivan & Cromwell.*

     (11)       Opinion of Hogan & Hartson L.L.P.

     (12)       Not Applicable.
     (13)       Form of Seed Capital Agreement between Registrant and BNY
                Hamilton Distributors, Inc.*
     (14)       Not Applicable.
     (15) (a)   Rule 12b-1 Plan of BNY Hamilton Intermediate Government Fund.*
          (b)   Rule 12b-1 Plan of BNY Hamilton Intermediate New York Tax-Exempt
                Fund.*
          (c)   Rule 12b-1 Plan of BNY Hamilton Equity Income Fund.*
          (d)   Rule 12b-1 Plan of BNY Hamilton Money Fund - Hamilton Classic
                Shares.*
          (e)   Rule 12b-1 Plan of BNY Hamilton Large Cap Growth Fund - Investor
                Shares.*
          (f)   Rule 12b-1 Plan of BNY Hamilton Small Cap Growth Fund - Investor
                Shares.*
          (g)   Rule 12b-1 Plan of BNY Hamilton International Equity Fund -
                Investor Shares.*
          (h)   Rule 12b-1 Plan of BNY Hamilton Intermediate Investment Grade
                Fund - Investor Shares.*
          (i)   Rule 12b-1 Plan of BNY Hamilton Intermediate Tax-Exempt Fund -
                Investor Shares.*
          (j)   Rule 12b-1 Plan of BNY Hamilton Treasury Money Fund - Hamilton
                Shares.*
          (k)   Rule 12b-1 Plan of BNY Hamilton U.S. Bond Market Index Fund -
                Investor Shares.*
          (l)   Rule 12b-1 Plan of BNY Hamilton S&P 500 Index Fund - Investor
                Shares.*
          (m)   Rule 12b-1 Plan of BNY Hamilton Large Cap Value Fund - Investor
                Shares.*
          (n)   Rule 12b-1 Plan of BNY Hamilton New York Tax-Free Money Market
                Fund - Hamilton Classic Shares.+
     (16)       Not Applicable.
     (17)       Not Applicable.

Other Exhibit: Power of Attorney for Edward L. Gardner, James E. Quinn, Karen Osar, Kim Kelly and William J. Tomko dated October 5, 2001.*

________________

*        Previously filed.

+        To be filed by amendment.